Putnam Global Income Trust
The fund's portfolio
7/31/20 (Unaudited)

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (63.6%)(a)
	Principal amount	Value
U.S. Government Guaranteed Mortgage Obligations (3.3%)
Government National Mortgage Association Pass-Through Certificates
5.00%, 8/20/49	$90,228	$101,416
4.50%, TBA, 8/1/50	1,000,000	1,067,500
4.00%, TBA, 8/1/50	2,000,000	2,122,188
3.50%, TBA, 8/1/50	1,000,000	1,052,109
3.50%, with due dates from 11/20/47 to 11/20/49	1,751,071	1,926,785
3.00%, TBA, 8/1/50	2,000,000	2,114,844

		8,384,842
U.S. Government Agency Mortgage Obligations (60.3%)
Uniform Mortgage-Backed Securities
4.00%, TBA, 9/1/50	3,000,000	3,188,438
4.00%, TBA, 8/1/50	5,000,000	5,311,719
3.50%, TBA, 9/1/50	5,000,000	5,273,438
3.50%, TBA, 8/1/50	9,000,000	9,490,078
3.00%, TBA, 8/1/50	1,000,000	1,058,047
2.50%, TBA, 9/1/50	51,000,000	53,490,233
2.50%, TBA, 8/1/50	51,000,000	53,585,858
2.00%, TBA, 9/1/50	8,000,000	8,269,375
2.00%, TBA, 8/1/50	12,000,000	12,433,126

		152,100,312

Total U.S. government and agency mortgage obligations (cost $159,356,330)		$160,485,154

U.S. TREASURY OBLIGATIONS (0.1%)(a)
	Principal amount	Value
U.S. Treasury Notes 2.00%, 8/31/21(i)	$129,000	$132,679

Total U.S. treasury obligations (cost $132,679)		$132,679

FOREIGN GOVERNMENT AND AGENCY BONDS AND NOTES (34.4%)(a)
		Principal amount	Value
Australia (Government of) sr. unsec. bonds Ser. 133, 5.50%, 4/21/23 (Australia)	AUD	810,000	$660,223
Australia (Government of) sr. unsec. bonds Ser. 144, 3.75%, 4/21/37 (Australia)	AUD	320,000	312,330
Australia (Government of) sr. unsec. bonds Ser. 149, 2.25%, 5/21/28 (Australia)	AUD	1,140,000	911,395
Austria (Republic of) sr. unsec. bonds 1.50%, 2/20/47 (Austria)	EUR	260,000	413,589
Austria (Republic of) sr. unsec. notes 0.50%, 4/20/27 (Austria)	EUR	540,000	679,858
Belgium (Kingdom of) sr. unsec. bonds Ser. 77, 1.00%, 6/22/26 (Belgium)	EUR	640,000	820,683
Belgium (Kingdom of) sr. unsec. unsub. notes Ser. 65, 4.25%, 9/28/22 (Belgium)	EUR	330,000	430,282
Belgium (Kingdom of) unsec. bonds Ser. 60, 4.25%, 3/28/41 (Belgium)	EUR	400,000	843,083
Canada (Government of) sr. unsec. bonds 3.50%, 12/1/45 (Canada)	CAD	260,000	309,013
Canada (Government of) unsec. notes 0.50%, 3/1/22 (Canada)	CAD	840,000	629,926
Chile (Republic of) sr. unsec. bonds 2.45%, 1/31/31 (Chile)		$750,000	805,125
China (Republic of) unsec. notes Ser. 1913, 2.94%, 10/17/24 (China)	CNY	6,000,000	868,142
Colombia (Republic of) sr. unsec. notes 3.875%, 4/25/27 (Colombia)		$940,000	1,022,117
Denmark (Kingdom of) unsec. bonds 4.50%, 11/15/39 (Denmark)	DKK	570,000	171,789
Denmark (Kingdom of) unsec. bonds 1.75%, 11/15/25 (Denmark)	DKK	1,760,000	313,597
Dominican (Republic of) sr. unsec. unsub. bonds Ser. REGS, 6.50%, 2/15/48 (Dominican Republic)		$189,000	192,497
Dominican (Republic of) sr. unsec. unsub. notes Ser. REGS, 8.625%, 4/20/27 (Dominican Republic)		218,000	256,695
Dominican (Republic of) sr. unsec. unsub. notes Ser. REGS, 6.875%, 1/29/26 (Dominican Republic)		255,000	280,500
Dominican (Republic of) sr. unsec. unsub. notes Ser. REGS, 5.95%, 1/25/27 (Dominican Republic)		459,000	485,966
France (Government of) unsec. bonds 4.50%, 4/25/41 (France)	EUR	830,000	1,825,129
France (Government of) unsec. bonds 4.00%, 4/25/55 (France)	EUR	170,000	423,752
France (Government of) unsec. bonds 3.25%, 5/25/45 (France)	EUR	200,000	398,501
France (Government of) unsec. bonds 3.25%, 10/25/21 (France)	EUR	1,330,000	1,641,608
France (Government of) unsec. bonds 2.75%, 10/25/27 (France)	EUR	1,430,000	2,080,488
France (Government of) unsec. bonds 0.50%, 5/25/25 (France)	EUR	1,780,000	2,208,090
France (Government of) unsec. notes Ser. REGS, 0.50%, 5/25/29 (France)	EUR	470,000	594,440
Indonesia (Republic of) sr. unsec. unsub. bonds 2.85%, 2/14/30 (Indonesia)		$200,000	210,856
Indonesia (Republic of) 144A sr. unsec. unsub. notes 3.375%, 4/15/23 (Indonesia)		1,235,000	1,298,216
Ireland (Republic of) unsec. bonds 2.00%, 2/18/45 (Ireland)	EUR	70,000	114,639
Ireland (Republic of) unsec. notes 5.40%, 3/13/25 (Ireland)	EUR	380,000	570,851
Italy (Republic of) sr. unsec. bonds 6.50%, 11/1/27 (Italy)	EUR	850,000	1,401,050
Italy (Republic of) sr. unsec. bonds 4.75%, 9/1/44 (Italy)	EUR	700,000	1,288,768
Italy (Republic of) sr. unsec. bonds 4.00%, 2/1/37 (Italy)	EUR	190,000	303,806
Italy (Republic of) sr. unsec. bonds 2.50%, 12/1/24 (Italy)	EUR	1,060,000	1,361,021
Italy (Republic of) sr. unsec. bonds 1.65%, 3/1/32 (Italy)	EUR	860,000	1,069,259
Italy (Republic of) sr. unsec. notes Ser. REGS, 0.90%, 8/1/22 (Italy)	EUR	430,000	515,893
Italy (Republic of) sr. unsec. unsub. bonds 4.75%, 8/1/23 (Italy)	EUR	1,390,000	1,863,141
Ivory Coast (Republic of) sr. unsec. unsub. bonds Ser. REGS, 6.125%, 6/15/33 (Ivory Coast)		$335,000	326,625
Ivory Coast (Republic of) sr. unsec. unsub. bonds Ser. REGS, 5.25%, 3/22/30 (Ivory Coast)	EUR	100,000	108,904
Ivory Coast (Republic of) sr. unsec. unsub. notes Ser. REGS, 5.375%, 7/23/24 (Ivory Coast)		$300,000	300,375
Ivory Coast (Republic of) sr. unsec. unsub. notes Ser. REGS, 4.75%, 3/13/28 (Senegal)	EUR	100,000	113,239
Japan (Government of) sr. unsec. bonds Ser. 95, 2.30%, 6/20/27 (Japan)	JPY	280,000,000	3,088,531
Japan (Government of) sr. unsec. unsub. bonds 0.80%, 3/20/47 (Japan)	JPY	38,000,000	386,239
Japan (Government of) sr. unsec. unsub. bonds Ser. 125, 2.20%, 3/20/31 (Japan)	JPY	265,000,000	3,070,303
Japan (Government of) sr. unsec. unsub. bonds Ser. 156, 0.40%, 3/20/36 (Japan)	JPY	267,000,000	2,572,285
Japan (Government of) sr. unsec. unsub. bonds Ser. 32, 2.30%, 3/20/40 (Japan)	JPY	407,000,000	5,243,308
Japan (Government of) sr. unsec. unsub. notes Ser. 330, 0.80%, 9/20/23 (Japan)	JPY	904,000,000	8,796,696
Japan (Government of) 30 yr sr. unsec. unsub. bonds Ser. 51, 0.30%, 6/20/46 (Japan)	JPY	47,000,000	423,899
Japan (Government of) 40 yr sr. unsec. unsub. bonds Ser. 4, 2.20%, 3/20/51 (Japan)	JPY	215,000,000	2,988,267
Kazakhstan (Republic of) sr. unsec. unsub. bonds Ser. REGS, 4.875%, 10/14/44 (Kazakhstan)		$670,000	889,405
Kazakhstan (Republic of) sr. unsec. unsub. notes Ser. REGS, 5.125%, 7/21/25 (Kazakhstan)		390,000	455,427
Malaysia (Federation of) sr. unsec. notes Ser. 417, 3.899%, 11/16/27 (Malaysia)	MYR	2,710,000	708,371
Mexico (Government of) sr. unsec. bonds 5.55%, 1/21/45 (Mexico)		$1,021,000	1,286,429
Mexico (Government of) sr. unsec. notes 7.50%, 6/3/27 (Mexico)	MXN	12,510,000	636,197
Netherlands (Government of) unsec. bonds 3.75%, 1/15/42 (Netherlands)	EUR	210,000	457,560
Netherlands (Government of) unsec. bonds 2.25%, 7/15/22 (Netherlands)	EUR	300,000	373,493
Netherlands (Government of) unsec. notes Ser. REGS, 0.50%, 7/15/26 (Netherlands)	EUR	570,000	716,485
New Zealand (Government of) sr. unsec. notes Ser. 0425, 2.75%, 4/15/25 (New Zealand)	NZD	320,000	235,791
Norway (Government of) unsec. bonds Ser. 476, 3.00%, 3/14/24 (Norway)	NOK	1,760,000	212,955
Ontario (Province of) unsec. bonds 6.50%, 3/8/29 (Canada)	CAD	610,000	652,064
Ontario (Province of) unsec. bonds 2.90%, 12/2/46 (Canada)	CAD	160,000	146,153
Ontario (Province of) unsec. notes 3.15%, 6/2/22 (Canada)	CAD	1,600,000	1,254,115
Ontario (Province of) unsec. notes 2.60%, 6/2/25 (Canada)	CAD	430,000	349,258
Paraguay (Republic of) sr. unsec. unsub. notes Ser. REGS, 4.70%, 3/27/27 (Paraguay)		$570,000	652,650
Peru (Republic of) sr. unsec. unsub. bonds 5.625%, 11/18/50 (Peru)		320,000	545,600
Peru (Republic of) sr. unsec. unsub. notes 2.392%, 1/23/26 (Peru)		554,000	588,902
Poland (Government of) unsec. notes 0.75%, 4/25/25 (Poland)	PLN	1,850,000	497,305
Portugal (Republic of) sr. unsec. notes 1.95%, 6/15/29 (Portugal)	EUR	420,000	569,919
Romania (Government of) 144A sr. unsec. bonds 3.00%, 2/14/31 (Romania)		$540,000	549,459
Saudi Arabia (Kingdom of) 144A sr. unsec. bonds 3.25%, 10/22/30 (Saudi Arabia)		400,000	442,288
Saudi Arabia (Kingdom of) 144A sr. unsec. notes 2.90%, 10/22/25 (Saudi Arabia)		1,240,000	1,327,122
Senegal (Republic of) sr. unsec. unsub. bonds Ser. REGS, 6.75%, 3/13/48 (Senegal)		250,000	238,125
Senegal (Republic of) sr. unsec. unsub. notes Ser. REGS, 6.25%, 7/30/24 (Senegal)		200,000	209,250
Senegal (Republic of) unsec. bonds Ser. REGS, 6.25%, 5/23/33 (Senegal)		525,000	519,750
South Africa (Republic of) sr. unsec. unsub. notes 4.85%, 9/27/27 (South Africa)		310,000	307,288
South Africa (Republic of) unsec. bonds Ser. 2023, 7.75%, 2/28/23 (South Africa)	ZAR	11,140,000	696,812
Spain (Kingdom of) sr. unsec. bonds 5.15%, 10/31/44 (Spain)	EUR	350,000	782,952
Spain (Kingdom of) sr. unsec. bonds 5.15%, 10/31/28 (Spain)	EUR	770,000	1,279,432
Spain (Kingdom of) sr. unsec. bonds 4.40%, 10/31/23 (Spain)	EUR	890,000	1,211,147
Spain (Kingdom of) sr. unsec. bonds 4.20%, 1/31/37 (Spain)	EUR	150,000	274,735
Spain (Kingdom of) sr. unsec. notes 1.50%, 4/30/27 (Spain)	EUR	520,000	676,593
Spain (Kingdom of) sr. unsec. notes 0.45%, 10/31/22 (Spain)	EUR	210,000	252,045
Spain (Kingdom of) sr. unsec. unsub. bonds 4.65%, 7/30/25 (Spain)	EUR	240,000	351,528
Spain (Kingdom of) sr. unsec. unsub. bonds 2.90%, 10/31/46 (Spain)	EUR	170,000	285,989
Sweden (Government of) unsec. bonds Ser. 1053, 3.50%, 3/30/39 (Sweden)	SEK	420,000	74,821
Sweden (Government of) unsec. notes Ser. 1057, 1.50%, 11/13/23 (Sweden)	SEK	6,380,000	769,548
Switzerland (Government of) unsec. bonds 4.00%, 4/8/28 (Switzerland)	CHF	420,000	625,644
Switzerland (Government of) unsec. bonds 2.00%, 5/25/22 (Switzerland)	CHF	530,000	609,754
Switzerland (Government of) unsec. bonds 1.50%, 4/30/42 (Switzerland)	CHF	150,000	232,623
United Kingdom Treasury unsec. bonds 3.50%, 7/22/68 (United Kingdom)	GBP	30,000	88,347
United Kingdom Treasury unsec. notes 4.00%, 1/22/60 (United Kingdom)	GBP	1,140,000	3,311,563
United Kingdom Treasury unsec. notes 2.75%, 9/7/24 (United Kingdom)	GBP	1,110,000	1,625,460
Uruguay (Oriental Republic of) sr. unsec. bonds 5.10%, 6/18/50 (Uruguay)		$150,000	209,813
Uruguay (Oriental Republic of) sr. unsec. unsub. bonds 4.375%, 1/23/31 (Uruguay)		1,170,000	1,431,788
Uruguay (Oriental Republic of) sr. unsec. unsub. notes 4.375%, 10/27/27 (Uruguay)		225,000	265,219
Venezuela (Republic of) sr. unsec. notes 7.65%, 4/21/25 (Venezuela) (In default)(NON)		3,000	210

Total foreign government and agency bonds and notes (cost $79,169,040)			$86,872,373

CORPORATE BONDS AND NOTES (28.6%)(a)
		Principal amount	Value
Basic materials (1.4%)
Celanese US Holdings, LLC company guaranty sr. unsec. notes 3.50%, 5/8/24 (Germany)		$227,000	$241,998
CF Industries, Inc. 144A company guaranty sr. notes 4.50%, 12/1/26		690,000	775,923
Georgia-Pacific, LLC 144A sr. unsec. sub. notes 2.10%, 4/30/27		700,000	743,717
Glencore Finance Canada, Ltd. 144A company guaranty sr. unsec. unsub. notes 6.00%, 11/15/41 (Canada)		187,000	222,847
Glencore Funding, LLC 144A company guaranty sr. unsec. unsub. notes 4.00%, 4/16/25		135,000	147,339
International Flavors & Fragrances, Inc. sr. unsec. notes 4.45%, 9/26/28		270,000	314,020
International Paper Co. sr. unsec. notes 8.70%, 6/15/38		6,000	9,839
Nutrien, Ltd. sr. unsec. notes 2.95%, 5/13/30 (Canada)		115,000	126,443
Nutrien, Ltd. sr. unsec. sub. bonds 4.20%, 4/1/29 (Canada)		386,000	461,247
WestRock MWV, LLC company guaranty sr. unsec. unsub. notes 8.20%, 1/15/30		204,000	291,978
WestRock MWV, LLC company guaranty sr. unsec. unsub. notes 7.95%, 2/15/31		53,000	76,317
Weyerhaeuser Co. sr. unsec. unsub. notes 7.375%, 3/15/32(R)		136,000	196,068

			3,607,736
Capital goods (1.1%)
Boeing Co. (The) sr. unsec. notes 4.875%, 5/1/25		446,000	482,641
Johnson Controls International PLC sr. unsec. unsub. bonds 4.50%, 2/15/47		386,000	472,698
L3Harris Technologies, Inc. sr. unsec. notes 3.85%, 12/15/26		238,000	275,075
L3Harris Technologies, Inc. sr. unsec. sub. notes 4.40%, 6/15/28		130,000	157,916
Oshkosh Corp. sr. unsec. sub. notes 4.60%, 5/15/28		391,000	444,860
Oshkosh Corp. sr. unsec. unsub. notes 3.10%, 3/1/30		69,000	72,157
Otis Worldwide Corp. 144A company guaranty sr. unsec. notes 2.565%, 2/15/30		300,000	325,316
Waste Connections, Inc. sr. unsec. sub. bonds 3.50%, 5/1/29		440,000	512,582

			2,743,245
Communication services (4.5%)
American Tower Corp. sr. unsec. notes 2.90%, 1/15/30(R)		345,000	382,048
American Tower Corp. sr. unsec. sub. notes 2.75%, 1/15/27(R)		210,000	229,405
AT&T, Inc. sr. unsec. bonds 4.30%, 2/15/30		410,000	492,499
AT&T, Inc. sr. unsec. notes 4.10%, 2/15/28		405,000	474,504
AT&T, Inc. sr. unsec. sub. notes 3.80%, 2/15/27		66,000	75,451
AT&T, Inc. sr. unsec. sub. notes 2.95%, 7/15/26		113,000	123,989
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. sub. bonds 6.484%, 10/23/45		484,000	675,639
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. sub. bonds 5.375%, 5/1/47		158,000	200,063
Comcast Corp. company guaranty sr. unsec. unsub. bonds 3.999%, 11/1/49		259,000	336,224
Comcast Corp. company guaranty sr. unsec. unsub. notes 6.50%, 11/15/35		55,000	86,238
Comcast Corp. sr. unsec. bonds 3.45%, 2/1/50		1,525,000	1,849,758
Cox Communications, Inc. 144A sr. unsec. bonds 3.50%, 8/15/27		435,000	492,122
Cox Communications, Inc. 144A sr. unsec. notes 3.35%, 9/15/26		197,000	222,098
Crown Castle International Corp. sr. unsec. bonds 3.80%, 2/15/28(R)		255,000	297,040
Crown Castle International Corp. sr. unsec. bonds 3.65%, 9/1/27(R)		421,000	483,116
Crown Castle International Corp. sr. unsec. notes 4.75%, 5/15/47(R)		296,000	389,109
Equinix, Inc. sr. unsec. sub. notes 3.20%, 11/18/29(R)		478,000	536,311
Rogers Communications, Inc. company guaranty sr. unsec. unsub. notes 4.50%, 3/15/43 (Canada)		135,000	170,461
T-Mobile USA, Inc. 144A company guaranty sr. notes 3.875%, 4/15/30		345,000	395,111
T-Mobile USA, Inc. 144A company guaranty sr. notes 3.75%, 4/15/27		820,000	928,904
Telefonica Emisiones SA company guaranty sr. unsec. bonds 4.895%, 3/6/48 (Spain)		630,000	782,235
Verizon Communications, Inc. sr. unsec. unsub. bonds 4.672%, 3/15/55		270,000	392,644
Verizon Communications, Inc. sr. unsec. unsub. notes 4.329%, 9/21/28		840,000	1,037,023
Videotron, Ltd./Videotron Ltee. 144A sr. unsec. notes 5.125%, 4/15/27 (Canada)		345,000	364,838

			11,416,830
Consumer cyclicals (3.2%)
Alimentation Couche-Tard, Inc. 144A company guaranty sr. unsec. notes 3.55%, 7/26/27 (Canada)		510,000	561,638
Alimentation Couche-Tard, Inc. 144A sr. unsec. notes 2.95%, 1/25/30 (Canada)		317,000	340,902
Amazon.com, Inc. sr. unsec. notes 4.05%, 8/22/47		410,000	564,613
Discovery Communications, LLC company guaranty sr. unsec. unsub. notes 3.625%, 5/15/30		195,000	216,368
Fox Corp. sr. unsec. unsub. notes 3.05%, 4/7/25		355,000	389,834
General Motors Financial Co., Inc. company guaranty sr. unsec. notes 4.00%, 10/6/26		217,000	232,383
Global Payments, Inc. sr. unsec. notes 2.90%, 5/15/30		403,000	442,111
Hilton Domestic Operating Co., Inc. company guaranty sr. unsec. sub. notes 4.25%, 9/1/24		110,000	111,100
Hilton Worldwide Finance, LLC/Hilton Worldwide Finance Corp. company guaranty sr. unsec. notes 4.875%, 4/1/27		397,000	412,384
IHS Markit, Ltd. 144A company guaranty notes 4.75%, 2/15/25 (United Kingdom)		620,000	703,700
IHS Markit, Ltd. 144A company guaranty sr. unsec. notes 4.00%, 3/1/26 (United Kingdom)		164,000	182,860
Interpublic Group of Cos., Inc. (The) sr. unsec. sub. bonds 4.65%, 10/1/28		729,000	863,911
Marriott International, Inc. sr. unsec. bonds 4.625%, 6/15/30		205,000	219,713
Marriott International, Inc. sr. unsec. notes Ser. EE, 5.75%, 5/1/25		130,000	144,407
Omnicom Group, Inc. sr. unsec. sub. notes 2.45%, 4/30/30		605,000	630,094
S&P Global, Inc. company guaranty sr. unsec. bonds 2.50%, 12/1/29		475,000	525,593
Sirius XM Radio, Inc. 144A sr. unsec. bonds 5.00%, 8/1/27		560,000	595,700
Standard Industries, Inc. 144A sr. unsec. notes 5.00%, 2/15/27		238,000	252,875
ViacomCBS, Inc. company guaranty sr. unsec. bonds 4.20%, 6/1/29		395,000	456,378
ViacomCBS, Inc. company guaranty sr. unsec. unsub. bonds 2.90%, 1/15/27		278,000	299,546
ViacomCBS, Inc. sr. unsec. notes 4.20%, 5/19/32		4,000	4,610

			8,150,720
Consumer staples (1.4%)
Anheuser-Busch InBev Worldwide, Inc. company guaranty sr. unsec. unsub. bonds 5.55%, 1/23/49		92,000	129,318
Anheuser-Busch InBev Worldwide, Inc. company guaranty sr. unsec. unsub. bonds 3.50%, 6/1/30		735,000	843,305
Ashtead Capital, Inc. 144A notes 4.375%, 8/15/27		635,000	661,988
CVS Pass-Through Trust sr. notes 6.036%, 12/10/28		37,065	41,880
CVS Pass-Through Trust 144A sr. mtge. notes 7.507%, 1/10/32		223,647	281,924
ERAC USA Finance, LLC 144A company guaranty sr. unsec. bonds 4.50%, 2/15/45		12,000	13,039
ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes 7.00%, 10/15/37		68,000	93,712
ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes 5.625%, 3/15/42		333,000	412,358
Keurig Dr Pepper, Inc. company guaranty sr. unsec. unsub. notes 4.597%, 5/25/28		287,000	353,173
Kraft Heinz Co. (The) 144A company guaranty sr. unsec. notes 3.875%, 5/15/27		100,000	107,702
Lamb Weston Holdings, Inc. 144A company guaranty sr. unsec. unsub. notes 4.875%, 11/1/26		426,000	447,300

			3,385,699
Energy (2.3%)
Cheniere Corpus Christi Holdings, LLC company guaranty sr. notes 5.125%, 6/30/27		528,000	596,945
Concho Resources, Inc. company guaranty sr. unsec. notes 3.75%, 10/1/27		680,000	745,010
Diamondback Energy, Inc. company guaranty sr. unsec. notes 3.25%, 12/1/26		350,000	358,588
Energy Transfer Operating LP company guaranty sr. unsec. notes 5.875%, 1/15/24		400,000	441,205
Energy Transfer Operating LP company guaranty sr. unsec. notes 2.90%, 5/15/25		178,000	180,300
Energy Transfer Operating LP jr. unsec. sub. FRB Ser. B, 6.625%, perpetual maturity		392,000	282,240
Energy Transfer Operating LP sr. unsec. unsub. notes 6.50%, 2/1/42		57,000	62,576
Marathon Petroleum Corp. sr. unsec. unsub. notes 6.50%, 3/1/41		31,000	40,568
Petrobras Global Finance BV company guaranty sr. unsec. unsub. bonds 7.375%, 1/17/27 (Brazil)		174,000	204,415
Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 6.25%, 3/17/24 (Brazil)		534,000	584,730
Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 6.125%, 1/17/22 (Brazil)		395,000	415,738
Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 5.999%, 1/27/28 (Brazil)		37,000	40,515
Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 5.299%, 1/27/25 (Brazil)		189,000	204,356
Petroleos de Venezuela SA company guaranty sr. unsec. unsub. notes 5.375%, 4/12/27 (Venezuela) (In default)(NON)		6,000	150
Petroleos de Venezuela SA 144A company guaranty sr. unsec. notes 6.00%, 11/15/26 (Venezuela) (In default)(NON)		155,000	3,875
Petroleos Mexicanos company guaranty sr. unsec. unsub. notes 6.50%, 3/13/27 (Mexico)		117,000	111,490
Petroleos Mexicanos 144A company guaranty sr. unsec. unsub. notes 5.95%, 1/28/31 (Mexico)		428,000	368,080
Sabine Pass Liquefaction, LLC sr. bonds 4.20%, 3/15/28		20,000	22,014
Sabine Pass Liquefaction, LLC sr. notes 5.00%, 3/15/27		436,000	498,829
Spectra Energy Partners LP sr. unsec. notes 3.375%, 10/15/26		4,000	4,412
Targa Resources Partners LP/Targa Resources Partners Finance Corp. company guaranty sr. unsec. unsub. notes 5.00%, 1/15/28		255,000	260,100
Transcanada Trust company guaranty jr. unsec. sub. FRB 5.30%, 3/15/77 (Canada)		421,000	425,210

			5,851,346
Financials (6.4%)
Air Lease Corp. sr. unsec. sub. bonds 4.625%, 10/1/28		450,000	464,607
Air Lease Corp. sr. unsec. sub. notes 3.25%, 10/1/29		265,000	253,792
American International Group, Inc. jr. unsec. sub. FRB 8.175%, 5/15/58		369,000	509,220
Aon PLC company guaranty sr. unsec. unsub. notes 4.25%, 12/12/42		386,000	469,353
Banco Santander SA sr. unsec. unsub. notes 4.379%, 4/12/28 (Spain)		400,000	460,815
Bank of America Corp. jr. unsec. sub. bonds Ser. JJ, 5.125%, perpetual maturity		15,000	15,450
Bank of America Corp. jr. unsec. sub. FRN Ser. Z, 6.50%, perpetual maturity		410,000	458,850
Bank of America Corp. sr. unsec. FRN Ser. MTN, 2.496%, 2/13/31		740,000	786,361
Bank of Montreal unsec. sub. FRN 3.803%, 12/15/32 (Canada)		180,000	200,257
BGC Partners, Inc. sr. unsec. notes 5.125%, 5/27/21		289,000	292,716
BPCE SA 144A unsec. sub. notes 4.50%, 3/15/25 (France)		740,000	819,686
Cantor Fitzgerald LP 144A unsec. notes 6.50%, 6/17/22		182,000	196,206
CIT Group, Inc. sr. unsec. unsub. notes 5.25%, 3/7/25		830,000	888,100
Citigroup, Inc. sr. unsec. FRB 3.668%, 7/24/28		90,000	102,246
Citigroup, Inc. sr. unsec. unsub. FRB 3.887%, 1/10/28		585,000	668,555
Citigroup, Inc. unsec. sub. bonds 4.45%, 9/29/27		675,000	785,833
Credit Agricole SA 144A unsec. sub. FRN 4.00%, 1/10/33 (France)		400,000	444,500
Credit Suisse Group AG 144A jr. unsec. sub. FRN 6.25%, perpetual maturity (Switzerland)		200,000	214,500
Credit Suisse Group AG 144A sr. unsec. bonds 3.869%, 1/12/29 (Switzerland)		250,000	281,129
Credit Suisse Group AG 144A sr. unsec. FRN 2.193%, 6/5/26 (Switzerland)		250,000	256,917
Digital Realty Trust LP company guaranty sr. unsec. bonds 4.45%, 7/15/28(R)		610,000	739,986
Fairfax Financial Holdings, Ltd. sr. unsec. notes 4.85%, 4/17/28 (Canada)		730,000	807,081
Fifth Third Bancorp jr. unsec. sub. FRB 5.10%, perpetual maturity		61,000	56,254
Goldman Sachs Group, Inc. (The) sr. unsec. FRB 4.223%, 5/1/29		484,000	572,789
Goldman Sachs Group, Inc. (The) sr. unsec. unsub. notes 2.60%, 2/7/30		276,000	295,641
Goldman Sachs Group, Inc. (The) unsec. sub. notes 6.75%, 10/1/37		9,000	13,614
JPMorgan Chase & Co. unsec. sub. FRB 2.956%, 5/13/31		227,000	247,246
KKR Group Finance Co. VI, LLC 144A company guaranty sr. unsec. bonds 3.75%, 7/1/29		290,000	336,299
Massachusetts Mutual Life Insurance Co. 144A unsec. sub. bonds 3.729%, 10/15/70		509,000	588,531
MetLife Capital Trust IV 144A jr. unsec. sub. notes 7.875%, 12/15/37		230,000	310,500
NatWest Group PLC sr. unsec. unsub. FRB 4.892%, 5/18/29 (United Kingdom)		585,000	698,843
Prologis LP sr. unsec. unsub. notes 2.25%, 4/15/30(R)		208,000	225,219
Prologis LP sr. unsec. unsub. notes 2.125%, 4/15/27(R)		87,000	93,283
Prudential Financial, Inc. jr. unsec. sub. FRN 5.625%, 6/15/43		27,000	29,194
Prudential Financial, Inc. jr. unsec. sub. FRN 5.20%, 3/15/44		162,000	173,138
Prudential Financial, Inc. sr. unsec. notes 6.625%, 6/21/40		58,000	90,828
Teachers Insurance & Annuity Association of America 144A unsec. sub. notes 6.85%, 12/16/39		120,000	190,199
Truist Financial Corp. jr. unsec. sub. FRB Ser. N, 4.80%, 12/31/99		270,000	272,197
UBS Group Funding Jersey, Ltd. 144A company guaranty sr. unsec. notes 4.125%, 4/15/26 (Switzerland)		579,000	667,634
UBS Group Funding Switzerland AG company guaranty jr. unsec. sub. FRN Ser. REGS, 6.875%, perpetual maturity (Switzerland)		300,000	322,981
Wells Fargo Bank, NA unsec. sub. notes Ser. BKNT, 6.60%, 1/15/38		276,000	419,498
Westpac Banking Corp. unsec. sub. bonds 4.421%, 7/24/39 (Australia)		260,000	329,250

			16,049,298
Health care (2.2%)
AbbVie, Inc. 144A sr. unsec. notes 3.20%, 11/21/29		675,000	758,707
Amgen, Inc. sr. unsec. bonds 4.663%, 6/15/51		223,000	315,753
Becton Dickinson and Co. sr. unsec. notes 2.823%, 5/20/30		330,000	362,615
Bristol-Myers Squibb Co. sr. unsec. sub. notes 3.40%, 7/26/29		990,000	1,165,761
CVS Health Corp. sr. unsec. unsub. notes 4.78%, 3/25/38		400,000	513,908
DH Europe Finance II Sarl company guaranty sr. unsec. bonds 3.40%, 11/15/49 (Luxembourg)		335,000	405,418
HCA, Inc. company guaranty sr. bonds 5.25%, 6/15/26		78,000	91,641
HCA, Inc. company guaranty sr. notes 4.125%, 6/15/29		85,000	99,489
HCA, Inc. company guaranty sr. sub. bonds 5.50%, 6/15/47		275,000	370,033
Service Corp. International sr. unsec. notes 4.625%, 12/15/27		125,000	132,813
UnitedHealth Group, Inc. sr. unsec. unsub. notes 2.00%, 5/15/30		266,000	283,544
Upjohn, Inc. 144A company guaranty sr. unsec. notes 2.30%, 6/22/27		215,000	225,939
Zoetis, Inc. sr. unsec. notes 3.90%, 8/20/28		430,000	515,623
Zoetis, Inc. sr. unsec. sub. notes 2.00%, 5/15/30		196,000	207,411

			5,448,655
Supra-Nation (1.8%)
European Investment Bank sr. unsec. unsub. notes Ser. EMTN, 4.125%, 4/15/24 (Supra-Nation)	EUR	450,000	623,775
The European Investment Bank sr. unsec. notes 5.625%, 6/7/32 (Supra-Nation)	GBP	1,900,000	3,910,437

			4,534,212
Technology (2.1%)
Broadcom Corp./Broadcom Cayman Finance, Ltd. company guaranty sr. unsec. unsub. notes 3.875%, 1/15/27		$557,000	618,781
Broadcom, Inc. 144A company guaranty sr. unsec. sub. notes 4.15%, 11/15/30		450,000	505,445
Diamond 1 Finance Corp./Diamond 2 Finance Corp. 144A company guaranty sr. notes 6.02%, 6/15/26		529,000	620,292
Diamond 1 Finance Corp./Diamond 2 Finance Corp. 144A sr. bonds 8.35%, 7/15/46		102,000	142,147
Fidelity National Information Services, Inc. sr. unsec. notes 3.75%, 5/21/29		287,000	343,829
Fidelity National Information Services, Inc. sr. unsec. notes 3.00%, 8/15/26		29,000	32,506
Fidelity National Information Services, Inc. sr. unsec. sub. notes Ser. 10Y, 4.25%, 5/15/28		296,000	358,730
Fiserv, Inc. sr. unsec. bonds 3.50%, 7/1/29		120,000	138,876
Fiserv, Inc. sr. unsec. sub. bonds 4.20%, 10/1/28		600,000	725,859
Microchip Technology, Inc. company guaranty sr. notes 4.333%, 6/1/23		545,000	587,439
Salesforce.com, Inc. sr. unsec. unsub. notes 3.70%, 4/11/28		825,000	979,946
VMware, Inc. sr. unsec. notes 3.90%, 8/21/27		245,000	269,830

			5,323,680
Transportation (0.1%)
Penske Truck Leasing Co. LP/PTL Finance Corp. 144A sr. unsec. bonds 3.40%, 11/15/26		257,000	279,868

			279,868
Utilities and power (2.1%)
AES Corp. (The) sr. unsec. unsub. notes 5.125%, 9/1/27		240,000	259,937
American Electric Power Co., Inc. sr. unsec. unsub. notes Ser. J, 4.30%, 12/1/28		270,000	325,242
Duke Energy Ohio, Inc. sr. bonds 3.65%, 2/1/29		175,000	207,617
El Paso Natural Gas Co., LLC company guaranty sr. unsec. unsub. notes 8.375%, 6/15/32		74,000	103,596
Enterprise Products Operating, LLC company guaranty sr. unsec. notes 2.80%, 1/31/30		715,000	768,257
Enterprise Products Operating, LLC company guaranty sr. unsec. unsub. bonds 4.25%, 2/15/48		95,000	109,949
FirstEnergy Transmission, LLC 144A sr. unsec. unsub. notes 5.45%, 7/15/44		830,000	1,081,254
IPALCO Enterprises, Inc. sr. sub. notes 3.70%, 9/1/24		155,000	168,472
Kinder Morgan Energy Partners LP company guaranty sr. unsec. notes 5.40%, 9/1/44		220,000	273,146
NRG Energy, Inc. 144A company guaranty sr. bonds 4.45%, 6/15/29		515,000	560,750
NRG Energy, Inc. 144A company guaranty sr. notes 3.75%, 6/15/24		255,000	273,351
Pacific Gas and Electric Co. notes 2.10%, 8/1/27		295,000	294,345
Vistra Operations Co., LLC 144A sr. bonds 4.30%, 7/15/29		204,000	220,263
Vistra Operations Co., LLC 144A sr. notes 3.55%, 7/15/24		216,000	227,233
WEC Energy Group, Inc. jr. unsec. sub. FRN Ser. A, (BBA LIBOR USD 3 Month + 2.11%), 2.505%, 5/15/67		589,000	459,420

			5,332,832

Total corporate bonds and notes (cost $64,171,390)			$72,124,121

MORTGAGE-BACKED SECURITIES (25.6%)(a)
	Principal amount	Value
Agency collateralized mortgage obligations (5.0%)
Federal Home Loan Mortgage Corporation
REMICs IFB Ser. 3408, Class EK, ((-4.024 x 1 Month US LIBOR) + 25.79%), 25.09%, 4/15/37	$8,390	$15,547
REMICs IFB Ser. 3072, Class SM, ((-3.667 x 1 Month US LIBOR) + 23.80%), 23.156%, 11/15/35	28,067	50,350
REMICs IFB Ser. 3249, Class PS, ((-3.3 x 1 Month US LIBOR) + 22.28%), 21.698%, 12/15/36	15,449	25,040
REMICs IFB Ser. 3065, Class DC, ((-3 x 1 Month US LIBOR) + 19.86%), 19.336%, 3/15/35	34,939	48,237
REMICs IFB Ser. 2990, Class LB, ((-2.556 x 1 Month US LIBOR) + 16.95%), 16.499%, 6/15/34	15,587	18,985
REMICs IFB Ser. 4076, Class MS, IO, ((-1 x 1 Month US LIBOR) + 6.70%), 6.525%, 7/15/40	871,154	62,270
REMICs IFB Ser. 4979, Class SN, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 5.875%, 6/25/50	2,528,199	474,978
REMICs Ser. 3707, Class PI, IO, 4.50%, 7/15/25	19,599	207
REMICs Ser. 4355, Class DI, IO, 4.00%, 3/15/44	920,990	50,270
REMICs Ser. 4193, Class PI, IO, 4.00%, 3/15/43	637,595	74,317
REMICs Ser. 4369, Class IA, IO, 3.50%, 7/15/44	1,050,839	91,147
REMICs Ser. 4141, Class PI, IO, 3.00%, 12/15/42	1,287,271	130,452
REMICs Ser. 4165, Class TI, IO, 3.00%, 12/15/42	2,909,605	200,934
REMICs Ser. 4206, Class IP, IO, 3.00%, 12/15/41	989,213	55,792
REMICs Ser. 3300, PO, zero %, 2/15/37	1,778	1,670
REMICs Ser. 3326, Class WF, zero %, 10/15/35	1,602	1,465
Federal National Mortgage Association
REMICs IFB Ser. 06-8, Class HP, ((-3.667 x 1 Month US LIBOR) + 24.57%), 23.937%, 3/25/36	21,044	38,052
REMICs IFB Ser. 07-53, Class SP, ((-3.667 x 1 Month US LIBOR) + 24.20%), 23.571%, 6/25/37	22,144	38,847
REMICs IFB Ser. 05-75, Class GS, ((-3 x 1 Month US LIBOR) + 20.25%), 19.735%, 8/25/35	15,161	21,481
REMICs IFB Ser. 12-116, Class SA, IO, ((-1 x 1 Month US LIBOR) + 7.20%), 7.028%, 10/25/42	1,179,318	247,204
REMICs IFB Ser. 10-46, Class SB, IO, ((-1 x 1 Month US LIBOR) + 6.45%), 6.278%, 5/25/40	218,630	42,611
REMICs IFB Ser. 12-103, Class LS, IO, ((-1 x 1 Month US LIBOR) + 6.00%), 5.828%, 9/25/42	1,176,667	197,798
REMICs Ser. 15-28, IO, 5.50%, 5/25/45	1,513,337	304,801
REMICs Ser. 17-113, IO, 5.00%, 1/25/38	855,552	105,234
REMICs Ser. 12-124, Class JI, IO, 3.50%, 11/25/42	659,026	46,026
REMICs Ser. 13-55, Class IK, IO, 3.00%, 4/25/43	695,443	53,064
REMICs Ser. 13-35, Class IP, IO, 3.00%, 6/25/42	1,239,631	55,545
REMICs Ser. 13-55, Class PI, IO, 3.00%, 5/25/42	1,136,543	54,540
REMICs Ser. 13-23, Class PI, IO, 3.00%, 10/25/41	1,151,841	32,052
REMICs Ser. 14-28, Class AI, IO, 3.00%, 3/25/40	1,472,435	63,706
REMICs Ser. 07-64, Class LO, PO, zero %, 7/25/37	1,960	1,940
Government National Mortgage Association
IFB Ser. 10-171, Class SB, IO, ((-1 x 1 Month US LIBOR) + 6.45%), 6.273%, 12/16/40	738,601	146,767
Ser. 16-75, Class LI, IO, 6.00%, 1/20/40	953,068	203,557
IFB Ser. 16-77, Class SL, IO, ((-1 x 1 Month US LIBOR) + 6.15%), 5.963%, 3/20/43	1,238,898	129,403
IFB Ser. 20-32, Class GS, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 5.913%, 3/20/50	1,827,547	266,363
Ser. 18-21, Class IN, IO, 5.00%, 2/20/48	531,896	78,603
Ser. 14-76, IO, 5.00%, 5/20/44	466,401	73,148
Ser. 14-25, Class QI, IO, 5.00%, 1/20/44	912,680	136,666
Ser. 10-35, Class UI, IO, 5.00%, 3/20/40	154,408	25,988
Ser. 10-9, Class UI, IO, 5.00%, 1/20/40	319,259	55,372
Ser. 09-121, Class UI, IO, 5.00%, 12/20/39	101,699	17,714
Ser. 18-153, Class AI, IO, 4.50%, 9/16/45	9,816,606	1,497,032
Ser. 15-80, Class IA, IO, 4.50%, 6/20/45	1,178,647	179,330
Ser. 18-127, Class IB, IO, 4.50%, 6/20/45	373,845	30,480
Ser. 13-182, Class IQ, IO, 4.50%, 12/16/43	909,717	153,222
Ser. 12-91, Class IN, IO, 4.50%, 5/20/42	1,412,736	238,827
Ser. 10-35, Class AI, IO, 4.50%, 3/20/40	755,346	66,722
Ser. 10-35, Class QI, IO, 4.50%, 3/20/40	546,669	80,337
Ser. 16-138, Class GI, IO, 4.00%, 10/20/46	5,602,480	685,368
Ser. 16-19, Class PI, IO, 4.00%, 2/20/46	1,014,138	139,525
Ser. 16-47, Class CI, IO, 4.00%, 9/20/45	1,933,350	197,260
Ser. 17-57, Class AI, IO, 4.00%, 6/20/45	991,863	94,227
Ser. 14-116, Class IL, IO, 4.00%, 8/20/44	1,111,033	135,206
Ser. 13-24, Class PI, IO, 4.00%, 11/20/42	318,037	30,542
Ser. 16-H23, Class NI, IO, 3.761%, 10/20/66	4,138,404	421,703
Ser. 16-H20, Class NI, IO, 3.544%, 9/20/66	1,886,234	178,150
Ser. 16-83, Class PI, IO, 3.50%, 6/20/45	2,036,088	238,426
Ser. 13-27, Class PI, IO, 3.50%, 12/20/42	323,654	24,274
Ser. 12-136, Class BI, IO, 3.50%, 11/20/42	961,546	133,415
Ser. 14-102, Class IG, IO, 3.50%, 3/16/41	758,376	42,133
Ser. 13-90, Class HI, IO, 3.50%, 4/20/40	40,542	13
Ser. 15-124, Class NI, IO, 3.50%, 6/20/39	759,062	23,227
Ser. 15-H26, Class DI, IO, 3.356%, 10/20/65	2,340,567	220,727
Ser. 14-H21, Class AI, IO, 3.125%, 10/20/64	2,580,207	215,607
Ser. 15-H03, Class DI, IO, 3.093%, 1/20/65	4,252,708	370,411
Ser. 15-H09, Class AI, IO, 3.086%, 4/20/65	4,931,128	428,505
Ser. 16-H01, Class AI, IO, 3.069%, 1/20/66	1,992,626	157,483
Ser. 16-H13, Class EI, IO, 3.047%, 4/20/66	2,465,261	255,871
Ser. 16-H07, Class HI, IO, 2.943%, 2/20/66	3,289,862	283,043
Ser. 17-H11, Class NI, IO, 2.563%, 5/20/67	3,527,517	369,141
Ser. 17-H04, Class BI, IO, 2.44%, 2/20/67	2,993,348	339,784
Ser. 17-H02, Class BI, IO, 2.409%, 1/20/67	3,351,642	351,567
Ser. 17-H19, Class MI, IO, 2.054%, 4/20/67	2,073,626	210,058
Ser. 15-H26, Class EI, IO, 1.854%, 10/20/65	2,496,687	210,970
Ser. 15-H25, Class AI, IO, 1.748%, 9/20/65	2,585,284	189,760
Ser. 14-H12, Class BI, IO, 1.699%, 5/20/64	3,271,716	227,839
Ser. 16-H25, Class GI, IO, 1.631%, 11/20/66	3,054,710	136,258
Ser. 16-H16, Class EI, IO, 0.645%, 6/20/66(WAC)	3,269,355	319,416

		12,614,002
Commercial mortgage-backed securities (11.6%)
Bank FRB Ser. 19-BN20, Class XA, IO, 0.839%, 9/15/62(WAC)	10,004,209	630,265
Bear Stearns Commercial Mortgage Securities Trust 144A
FRB Ser. 06-PW11, Class B, 5.775%, 3/11/39(WAC)	516,656	361,659
FRB Ser. 06-PW11, Class C, 5.775%, 3/11/39 (In default)(NON)(WAC)	197,629	5,929
FRB Ser. 06-PW14, Class X1, IO, 0.305%, 12/11/38(WAC)	73,582	758
CD Commercial Mortgage Trust Ser. 17-CD3, Class A4, 3.631%, 2/10/50	267,000	300,491
CFCRE Commercial Mortgage Trust 144A FRB Ser. 11-C2, Class E, 5.739%, 12/15/47(WAC)	1,053,000	968,078
Citigroup Commercial Mortgage Trust
FRB Ser. 13-GC17, Class C, 5.11%, 11/10/46(WAC)	256,000	248,373
Ser. 14-GC21, Class AS, 4.026%, 5/10/47	682,000	730,335
Citigroup Commercial Mortgage Trust 144A
FRB Ser. 14-GC19, Class D, 5.093%, 3/10/47(WAC)	132,000	114,510
FRB Ser. 06-C5, Class XC, IO, 0.518%, 10/15/49(WAC)	2,324,783	23
COMM Mortgage Trust
FRB Ser. 14-CR17, Class C, 4.784%, 5/10/47(WAC)	692,000	668,097
FRB Ser. 14-CR18, Class C, 4.724%, 7/15/47(WAC)	393,000	387,344
FRB Ser. 14-UBS6, Class C, 4.447%, 12/10/47(WAC)	110,000	95,695
FRB Ser. 15-LC19, Class C, 4.236%, 2/10/48(WAC)	420,000	428,696
Ser. 14-CR19, Class AM, 4.08%, 8/10/47	574,000	624,350
FRB Ser. 14-UBS6, Class XA, IO, 0.89%, 12/10/47(WAC)	8,933,622	281,141
FRB Ser. 15-LC21, Class XA, IO, 0.694%, 7/10/48(WAC)	10,753,035	297,148
COMM Mortgage Trust 144A
FRB Ser. 13-CR11, Class C, 5.12%, 8/10/50(WAC)	525,000	510,474
FRB Ser. 12-CR2, Class D, 4.831%, 8/15/45(WAC)	400,000	335,226
Credit Suisse Commercial Mortgage Trust 144A
FRB Ser. 06-C4, Class AX, IO, 0.908%, 9/15/39(WAC)	11,306	—
FRB Ser. 07-C2, Class AX, IO, 0.015%, 1/15/49(WAC)	688,981	7
Credit Suisse First Boston Mortgage Securities Corp. 144A FRB Ser. 03-C3, Class AX, IO, 2.173%, 5/15/38(WAC)	23,381	1,220
CSAIL Commercial Mortgage Trust FRB Ser. 15-C1, Class C, 4.269%, 4/15/50(WAC)	819,000	781,194
CSMC Trust FRB Ser. 16-NXSR, Class C, 4.358%, 12/15/49(WAC)	822,000	650,422
DBUBS Mortgage Trust 144A FRB Ser. 11-LC3A, Class D, 5.335%, 8/10/44(WAC)	1,504,000	1,356,588
Federal Home Loan Mortgage Corporation
Multifamily Structured Pass-Through Certificates FRB Ser. K113, Class XAM, IO, 1.693%, 6/25/30(WAC)	2,243,000	314,700
Multifamily Structured Pass-Through Certificates FRB Ser. K111, Class X1, IO, 1.682%, 5/25/30(WAC)	2,256,000	291,475
Multifamily Structured Pass-Through Certificates FRB Ser. K113, Class X1, IO, 1.49%, 6/25/30(WAC)	3,029,000	350,876
Multifamily Structured Pass-Through Certificates FRB Ser. K104, Class XAM, IO, 1.384%, 1/25/30(WAC)	3,017,000	357,421
Multifamily Structured Pass-Through Certificates FRB Ser. K098, Class X1, IO, 1.145%, 8/25/29(WAC)	2,808,880	249,580
Multifamily Structured Pass-Through Certificates FRB Ser. K087, Class X1, IO, 0.363%, 12/25/28(WAC)	13,557,416	390,904
GE Commercial Mortgage Corp. Trust 144A FRB Ser. 07-C1, Class XC, IO, 0.07%, 12/10/49(WAC)	2,810,356	1,545
GS Mortgage Securities Corp., II FRB Ser. 13-GC10, Class XA, IO, 1.494%, 2/10/46(WAC)	7,164,402	238,417
GS Mortgage Securities Trust
Ser. 17-GS7, Class AS, 3.663%, 8/10/50	354,000	390,214
Ser. 19-GC42, Class AS, 3.212%, 9/1/52	350,000	387,135
Ser. 16-GS3, Class A4, 2.85%, 10/10/49	452,000	487,708
GS Mortgage Securities Trust 144A
FRB Ser. 10-C1, Class D, 5.984%, 8/10/43(WAC)	428,000	192,600
FRB Ser. 11-GC3, Class D, 5.566%, 3/10/44(WAC)	280,000	273,486
Ser. 12-GC6, Class AS, 4.948%, 1/12/45	236,000	244,665
JPMBB Commercial Mortgage Securities Trust
FRB Ser. 14-C19, Class C, 4.677%, 4/15/47(WAC)	777,000	735,775
FRB Ser. 14-C22, Class C, 4.554%, 9/15/47(WAC)	310,000	256,187
Ser. 15-C29, Class B, 4.118%, 5/15/48(WAC)	541,000	550,250
FRB Ser. 15-C33, Class XA, IO, 0.908%, 12/15/48(WAC)	3,441,682	142,220
FRB Ser. 14-C22, Class XA, IO, 0.833%, 9/15/47(WAC)	9,656,086	270,291
FRB Ser. 13-C12, Class XA, IO, 0.478%, 7/15/45(WAC)	20,575,974	219,402
JPMBB Commercial Mortgage Securities Trust 144A FRB Ser. 13-C17, Class D, 4.892%, 1/15/47(WAC)	505,000	411,480
JPMorgan Chase Commercial Mortgage Securities Trust
Ser. 12-C6, Class AS, 4.117%, 5/15/45	264,000	272,284
Ser. 13-C10, Class AS, 3.372%, 12/15/47	259,000	269,282
Ser. 13-LC11, Class AS, 3.216%, 4/15/46	322,000	332,127
FRB Ser. 13-C16, Class XA, IO, 0.929%, 12/15/46(WAC)	8,863,933	221,834
FRB Ser. 06-CB17, Class X, IO, 0.652%, 12/12/43(WAC)	569,986	5,213
FRB Ser. 06-LDP8, Class X, IO, 0.288%, 5/15/45(WAC)	946,255	9
FRB Ser. 07-LDPX, Class X, IO, 0.052%, 1/15/49(WAC)	901,669	9
JPMorgan Chase Commercial Mortgage Securities Trust 144A
FRB Ser. 10-C2, Class C2, 5.649%, 11/15/43(WAC)	237,000	227,106
FRB Ser. 12-C6, Class E, 5.152%, 5/15/45(WAC)	1,313,000	643,373
FRB Ser. 12-C8, Class D, 4.671%, 10/15/45(WAC)	1,260,000	992,280
FRB Ser. 12-LC9, Class D, 4.418%, 12/15/47(WAC)	251,000	229,282
LB-UBS Commercial Mortgage Trust FRB Ser. 07-C2, Class XW, IO, 0.167%, 2/15/40(WAC)	18,751	2
LB-UBS Commercial Mortgage Trust 144A
FRB Ser. 06-C6, Class XCL, IO, 0.683%, 9/15/39(WAC)	1,180,072	6,115
FRB Ser. 07-C2, Class XCL, IO, 0.167%, 2/15/40(WAC)	120,178	12
Mezz Cap Commercial Mortgage Trust 144A FRB Ser. 07-C5, Class X, IO, 6.571%, 12/15/49(WAC)	1,175	—
Morgan Stanley Bank of America Merrill Lynch Trust
FRB Ser. 14-C14, Class C, 4.946%, 2/15/47(WAC)	220,000	226,997
Ser. 14-C18, Class C, 4.523%, 10/15/47(WAC)	289,000	260,100
FRB Ser. 14-C17, Class C, 4.498%, 8/15/47(WAC)	591,000	538,311
Ser. 14-C15, Class A4, 4.051%, 4/15/47	556,000	607,856
Morgan Stanley Bank of America Merrill Lynch Trust 144A
FRB Ser. 12-C5, Class E, 4.676%, 8/15/45(WAC)	687,000	600,003
FRB Ser. 12-C6, Class D, 4.607%, 11/15/45(WAC)	278,000	237,820
FRB Ser. 13-C9, Class D, 4.121%, 5/15/46(WAC)	274,000	219,200
Morgan Stanley Capital I Trust
Ser. 07-HQ11, Class C, 5.558%, 2/12/44(WAC)	123,736	25,984
Ser. 16-BNK2, Class AS, 3.282%, 11/15/49	237,000	251,664
Morgan Stanley Capital I Trust 144A FRB Ser. 11-C3, Class D, 5.244%, 7/15/49(WAC)	185,000	160,455
Multifamily Connecticut Avenue Securities Trust 144A FRB Ser. 19-01, Class M7, 1.872%, 10/15/49	499,973	466,850
UBS Commercial Mortgage Trust FRB Ser. 17-C7, Class XA, IO, 1.049%, 12/15/50(WAC)	3,823,692	218,304
UBS Commercial Mortgage Trust 144A FRB Ser. 12-C1, Class C, 5.569%, 5/10/45(WAC)	285,000	260,443
UBS-Barclays Commercial Mortgage Trust 144A FRB Ser. 12-C4, Class XA, IO, 1.608%, 12/10/45(WAC)	2,452,994	66,713
Wells Fargo Commercial Mortgage Trust
FRB Ser. 13-LC12, Class C, 4.276%, 7/15/46(WAC)	363,000	308,996
Ser. 17-C39, Class A5, 3.418%, 9/15/50	338,000	380,549
Ser. 16-BNK1, Class AS, 2.814%, 8/15/49	418,000	432,300
FRB Ser. 16-LC25, Class XA, IO, 0.973%, 12/15/59(WAC)	4,814,704	200,380
WF-RBS Commercial Mortgage Trust
Ser. 14-C19, Class B, 4.723%, 3/15/47(WAC)	499,000	491,939
Ser. 13-C18, Class AS, 4.387%, 12/15/46(WAC)	799,000	853,915
Ser. 13-UBS1, Class AS, 4.306%, 3/15/46(WAC)	525,000	554,915
Ser. 13-C12, Class AS, 3.56%, 3/15/48	243,000	252,441
Ser. 13-C11, Class AS, 3.311%, 3/15/45	386,000	399,916
FRB Ser. 13-C14, Class XA, IO, 0.722%, 6/15/46(WAC)	12,458,820	193,214
WF-RBS Commercial Mortgage Trust 144A
FRB Ser. 11-C2, Class D, 5.662%, 2/15/44(WAC)	620,000	609,416
Ser. 11-C4, Class E, 5.221%, 6/15/44(WAC)	163,000	80,524
FRB Ser. 11-C4, Class C, 5.221%, 6/15/44(WAC)	292,000	278,227
FRB Ser. 12-C10, Class D, 4.428%, 12/15/45(WAC)	298,000	106,252
FRB Ser. 12-C10, Class XA, IO, 1.53%, 12/15/45(WAC)	3,570,568	103,300

		29,120,266
Residential mortgage-backed securities (non-agency) (9.0%)
American Home Mortgage Investment Trust FRB Ser. 07-1, Class GA1C, (1 Month US LIBOR + 0.19%), 0.362%, 5/25/47	324,448	159,985
Arroyo Mortgage Trust 144A Ser. 19-3, Class A3, 3.416%, 10/25/48(WAC)	272,168	275,803
BankUnited Trust FRB Ser. 05-1, Class 1A1, (1 Month US LIBOR + 0.60%), 0.772%, 9/25/45	171,911	157,896
Bellemeade Re, Ltd. 144A
FRB Ser. 19-4A, Class M1C, (1 Month US LIBOR + 2.50%), 2.672%, 10/25/29 (Bermuda)	190,000	178,354
FRB Ser. 18-2A, Class M1B, (1 Month US LIBOR + 1.35%), 1.522%, 8/25/28 (Bermuda)	195,822	194,019
BRAVO Residential Funding Trust 144A Ser. 19-NQM1, Class A3, 2.996%, 7/25/59(WAC)	203,658	207,327
Carrington Mortgage Loan Trust FRB Ser. 06-NC2, Class A4, (1 Month US LIBOR + 0.24%), 0.412%, 6/25/36	180,000	162,987
Chevy Chase Funding, LLC Mortgage-Backed Certificates 144A FRB Ser. 06-4A, Class A2, (1 Month US LIBOR + 0.18%), 0.352%, 11/25/47	328,677	258,090
Citigroup Mortgage Loan Trust, Inc. FRB Ser. 05-2, Class 1A2A, 4.203%, 5/25/35(WAC)	252,142	254,508
COLT Mortgage Loan Trust 144A Ser. 20-2, Class A2, 3.094%, 3/25/65(WAC)	665,000	677,037
Countrywide Alternative Loan Trust
FRB Ser. 06-OA10, Class 1A1, (1 Month US LIBOR + 0.96%), 2.282%, 8/25/46	169,874	149,611
FRB Ser. 06-OA7, Class 1A2, (1 Month US LIBOR + 0.94%), 2.262%, 6/25/46	407,964	361,522
FRB Ser. 06-24CB, Class A13, (1 Month US LIBOR + 0.35%), 0.522%, 8/25/36	364,917	164,964
FRB Ser. 06-OA19, Class A1, (1 Month US LIBOR + 0.18%), 0.367%, 2/20/47	233,915	173,578
FRB Ser. 06-OA10, Class 4A1, (1 Month US LIBOR + 0.19%), 0.362%, 8/25/46	410,882	383,461
Eagle Re, Ltd. 144A FRB Ser. 18-1, Class M1, (1 Month US LIBOR + 1.70%), 1.872%, 11/25/28 (Bermuda)	258,096	249,446
Federal Home Loan Mortgage Corporation
Structured Agency Credit Risk Debt FRN Ser. 16-DNA3, Class M3, (1 Month US LIBOR + 5.00%), 5.172%, 12/25/28	873,194	901,019
Structured Agency Credit Risk Debt FRN Ser. 15-HQA2, Class M3, (1 Month US LIBOR + 4.80%), 4.972%, 5/25/28	294,272	301,568
Structured Agency Credit Risk Debt FRN Ser. 14-HQ3, Class M3, (1 Month US LIBOR + 4.75%), 4.922%, 10/25/24	205,634	210,448
Structured Agency Credit Risk Debt FRN Ser. 16-DNA2, Class M3, (1 Month US LIBOR + 4.65%), 4.822%, 10/25/28	439,343	455,020
Structured Agency Credit Risk Debt FRN Ser. 14-DN4, Class M3, (1 Month US LIBOR + 4.55%), 4.722%, 10/25/24	337,077	342,058
Structured Agency Credit Risk Debt FRN Ser. 16-HQA3, Class M3, (1 Month US LIBOR + 3.85%), 4.022%, 3/25/29	250,000	254,157
Structured Agency Credit Risk Debt FRN Ser. 14-HQ2, Class M3, (1 Month US LIBOR + 3.75%), 3.922%, 9/25/24	250,000	250,830
Structured Agency Credit Risk Debt FRN Ser. 17-DNA3, Class M2B, (1 Month US LIBOR + 0.00%), 2.672%, 3/25/30	639,000	612,887
Structured Agency Credit Risk Debt FRN Ser. 15-HQ2, Class M2, (1 Month US LIBOR + 1.95%), 2.122%, 5/25/25	56,022	56,083
Structured Agency Credit Risk Debt FRN Ser. 17-DNA2, Class M1, (1 Month US LIBOR + 1.20%), 1.372%, 10/25/29	88,660	88,716
Federal Home Loan Mortgage Corporation 144A
Structured Agency Credit Risk Trust FRB Ser. 19-DNA1, Class M2, (1 Month US LIBOR + 2.65%), 2.822%, 1/25/49	56,748	55,177
Structured Agency Credit Risk Trust FRB Ser. 19-DNA2, Class M2, (1 Month US LIBOR + 2.45%), 2.622%, 3/25/49	5,574	5,406
Structured Agency Credit Risk Trust FRB Ser. 19-HQA1, Class M2, (1 Month US LIBOR + 2.35%), 2.522%, 2/25/49	10,859	10,514
Structured Agency Credit Risk Trust FRB Ser. 18-HQA2, Class M2, (1 Month US LIBOR + 2.30%), 2.472%, 10/25/48	11,800	11,183
Structured Agency Credit Risk Trust REMICs FRB Ser. 20-HQA1, Class M2, (1 Month US LIBOR + 1.90%), 2.072%, 1/25/50	236,000	226,707
Federal National Mortgage Association
Connecticut Avenue Securities FRB Ser. 16-C01, Class 1M2, (1 Month US LIBOR + 6.75%), 6.922%, 8/25/28	90,813	94,445
Connecticut Avenue Securities FRB Ser. 16-C02, Class 1M2, (1 Month US LIBOR + 6.00%), 6.172%, 9/25/28	635,586	657,680
Connecticut Avenue Securities FRB Ser. 16-C03, Class 2M2, (1 Month US LIBOR + 5.90%), 6.072%, 10/25/28	75,624	78,500
Connecticut Avenue Securities FRB Ser. 15-C04, Class 1M2, (1 Month US LIBOR + 5.70%), 5.872%, 4/25/28	319,299	332,822
Connecticut Avenue Securities FRB Ser. 15-C04, Class 2M2, (1 Month US LIBOR + 5.55%), 5.722%, 4/25/28	770,611	798,607
Connecticut Avenue Securities FRB Ser. 16-C03, Class 1M2, (1 Month US LIBOR + 5.30%), 5.472%, 10/25/28	441,013	461,612
Connecticut Avenue Securities FRB Ser. 15-C03, Class 2M2, (1 Month US LIBOR + 5.00%), 5.172%, 7/25/25	38,876	39,541
Connecticut Avenue Securities FRB Ser. 16-C07, Class 2M2, (1 Month US LIBOR + 4.35%), 4.522%, 5/25/29	326,556	333,384
Connecticut Avenue Securities FRB Ser. 15-C01, Class 1M2, (1 Month US LIBOR + 4.30%), 4.472%, 2/25/25	204,858	205,958
Connecticut Avenue Securities FRB Ser. 16-C06, Class 1M2, (1 Month US LIBOR + 4.25%), 4.422%, 4/25/29	822,716	839,165
Connecticut Avenue Securities FRB Ser. 16-C04, Class 1M2, (1 Month US LIBOR + 4.25%), 4.422%, 1/25/29	77,538	78,877
Connecticut Avenue Securities FRB Ser. 15-C02, Class 1M2, (1 Month US LIBOR + 4.00%), 4.172%, 5/25/25	86,582	88,522
Connecticut Avenue Securities FRB Ser. 17-C01, Class 1M2, (1 Month US LIBOR + 3.55%), 3.722%, 7/25/29	82,803	83,249
Connecticut Avenue Securities FRB Ser. 14-C03, Class 2M2, (1 Month US LIBOR + 2.90%), 3.072%, 7/25/24	1,279,360	1,126,186
Connecticut Avenue Securities FRB Ser. 18-C05, Class 1M2, (1 Month US LIBOR + 2.35%), 2.522%, 1/25/31	67,033	64,687
Connecticut Avenue Securities FRB Ser. 17-C02, Class 2ED3, (1 Month US LIBOR + 1.35%), 1.522%, 9/25/29	315,880	321,280
Connecticut Avenue Securities FRB Ser. 17-C01, Class 1EB1, (1 Month US LIBOR + 1.25%), 1.422%, 7/25/29	230,000	226,688
Connecticut Avenue Securities FRB Ser. 17-C07, Class 1EB2, (1 Month US LIBOR + 1.00%), 1.172%, 5/25/30	603,000	603,988
Federal National Mortgage Association 144A
Connecticut Avenue Securities Trust FRB Ser. 19-R01, Class 2M2, (1 Month US LIBOR + 2.45%), 2.622%, 7/25/31	56,861	55,866
Connecticut Avenue Securities Trust FRB Ser. 19-HRP1, Class M2, (1 Month US LIBOR + 2.15%), 2.322%, 11/25/39	67,075	60,284
Connecticut Avenue Securities Trust FRB Ser. 20-R01, Class 1M2, (1 Month US LIBOR + 2.05%), 2.222%, 1/25/40	1,738,000	1,637,842
GCAT Trust 144A Ser. 20-NQM2, Class A2, 2.272%, 4/25/65(FWC)	209,000	209,000
GSAA Home Equity Trust Ser. 06-15, Class AF3A, 5.882%, 9/25/36(WAC)	1,102,633	530,076
Home Re, Ltd. 144A FRB Ser. 18-1, Class M1, (1 Month US LIBOR + 1.60%), 1.772%, 10/25/28 (Bermuda)	87,005	85,594
Homeward Opportunities Fund I Trust 144A Ser. 20-2, Class A2, 2.635%, 5/25/65(WAC)	200,000	200,105
Legacy Mortgage Asset Trust 144A
FRB Ser. 19-GS7, Class A1, 3.25%, 11/25/59	383,494	382,727
FRB Ser. 20-GS1, Class A1, 2.882%, 10/25/59	742,173	731,040
Merrill Lynch Mortgage Investors Trust FRB Ser. 05-A2, Class A2, 3.784%, 2/25/35(WAC)	125,199	130,046
Morgan Stanley Resecuritization Trust 144A Ser. 15-R4, Class CB1, 1.009%, 8/26/47(WAC)	170,000	163,419
New Residential Mortgage Loan Trust 144A FRB Ser. 18-4A, Class A1M, (1 Month US LIBOR + 0.90%), 1.072%, 1/25/48	118,878	116,018
OSW Structured Asset Trust 144A FRB Ser. 20-RPL1, Class A1, 3.199%, 12/26/59	331,174	333,809
Renaissance Home Equity Loan Trust FRB Ser. 03-4, Class A1, (1 Month US LIBOR + 0.52%), 0.692%, 3/25/34	191,086	177,854
Structured Asset Investment Loan Trust FRB Ser. 04-10, Class A10, (1 Month US LIBOR + 0.90%), 1.072%, 11/25/34	1,064,121	1,062,286
Structured Asset Mortgage Investments II Trust
FRB Ser. 07-AR7, Class 1A1, (1 Month US LIBOR + 0.85%), 1.022%, 5/25/47	340,207	254,122
FRB Ser. 07-AR1, Class 2A1, (1 Month US LIBOR + 0.18%), 0.365%, 1/25/37	297,681	260,282
Vista Point Securitization Trust 144A FRB Ser. 20-2, Class A2, 2.207%, 4/25/65(WAC)	268,000	267,999
WaMu Mortgage Pass-Through Certificates Trust
FRB Ser. 05-AR10, Class 1A3, 4.079%, 9/25/35(WAC)	167,405	167,797
FRB Ser. 05-AR12, Class 1A8, 3.834%, 10/25/35(WAC)	487,346	478,636
FRB Ser. 05-AR9, Class A1C3, (1 Month US LIBOR + 0.96%), 1.132%, 7/25/45	374,872	349,231
FRB Ser. 05-AR1, Class A1B, (1 Month US LIBOR + 0.78%), 0.952%, 1/25/45	208,422	227,180
FRB Ser. 05-AR13, Class A1C3, (1 Month US LIBOR + 0.49%), 0.662%, 10/25/45	236,201	225,092
FRB Ser. 05-AR2, Class 2A1B, (1 Month US LIBOR + 0.37%), 0.542%, 1/25/45	309,549	285,528
Wells Fargo Mortgage Backed Securities Trust FRB Ser. 06-AR5, Class 1A1, 4.015%, 4/25/36(WAC)	127,216	125,942

		22,743,327

Total mortgage-backed securities (cost $69,468,615)		$64,477,595

ASSET-BACKED SECURITIES (3.0%)(a)
	Principal amount	Value
1Sharpe Mortgage Trust 144A FRB Ser. 20-1, Class NOTE, (BBA LIBOR USD 3 Month + 0.00%), 3.15%, 7/25/24	$568,000	$568,000
LHOME Mortgage Trust 144A Ser. 19-RTL2, Class A1, 3.844%, 3/25/24	190,000	190,950
Mello Warehouse Securitization Trust 144A
FRB Ser. 18-W1, Class A, (1 Month US LIBOR + 0.85%), 1.022%, 11/25/51	800,667	799,666
FRB Ser. 19-1, Class A, (1 Month US LIBOR + 0.80%), 0.972%, 6/25/52	309,000	305,910
MRA Issuance Trust 144A FRB Ser. 20-2, Class A, (1 Month US LIBOR + 1.15%), 2.19%, 10/22/20	730,902	737,919
RMF Buyout Issuance Trust 144A Ser. 20-2, Class M1, 2.149%, 6/25/30(WAC)	980,000	984,410
Station Place Securitization Trust 144A
FRB Ser. 20-6, Class A, (1 Month US LIBOR + 0.83%), 1.929%, 9/7/21	636,000	636,000
FRB Ser. 20-WL1, Class A, (1 Month US LIBOR + 0.65%), 1.334%, 6/25/51	618,000	618,000
FRB Ser. 20-2, Class A, (1 Month US LIBOR + 0.83%), 1.002%, 3/26/21	622,000	622,000
FRB Ser. 19-7, Class A, (1 Month US LIBOR + 0.70%), 0.879%, 9/24/20	1,175,000	1,175,000
Toorak Mortgage Corp., Ltd. 144A
Ser. 19-1, Class A1, 4.336%, 3/25/22	490,000	490,000
Ser. 20-1, Class A1, 3.25%, 3/25/23	350,000	353,744

Total asset-backed securities (cost $7,469,566)		$7,481,599

PURCHASED SWAP OPTIONS OUTSTANDING (1.7%)(a)
Counterparty Fixed right % to receive or (pay)/ Floating rate index/Maturity date	Expiration date/ strike		Notional/ Contract amount	Value
Bank of America N.A.
0.30/3 month USD-LIBOR-BBA/Jun-24	Jun-22/0.30		$14,042,100	$71,755
(0.847)/3 month USD-LIBOR-BBA/Aug-50	Aug-20/0.847		1,685,100	12,335
Citibank, N.A.
0.439/3 month USD-LIBOR-BBA/Aug-25	Aug-20/0.439		7,167,200	64,576
1.629/3 month USD-LIBOR-BBA/Jan-26	Jan-21/1.629		869,200	58,236
1.316/3 month USD-LIBOR-BBA/Oct-21	Oct-20/1.316		4,485,700	50,240
1.996/3 month USD-LIBOR-BBA/Jan-26	Jan-21/1.996		869,200	49,727
(1.996)/3 month USD-LIBOR-BBA/Jan-26	Jan-21/1.996		869,200	365
(0.439)/3 month USD-LIBOR-BBA/Aug-25	Aug-20/0.439		7,167,200	7
(1.316)/3 month USD-LIBOR-BBA/Oct-21	Oct-20/1.316		4,485,700	4
(1.629)/3 month USD-LIBOR-BBA/Jan-26	Jan-21/1.629		869,200	1
Goldman Sachs International
2.988/3 month USD-LIBOR-BBA/Feb-39	Feb-29/2.988		372,600	76,539
(2.988)/3 month USD-LIBOR-BBA/Feb-39	Feb-29/2.988		372,600	5,936
(2.983)/3 month USD-LIBOR-BBA/May-52	May-22/2.983		650,200	1,977
JPMorgan Chase Bank N.A.
1.101/3 month USD-LIBOR-BBA/Mar-31	Mar-21/1.101		5,614,000	313,991
2.795/3 month USD-LIBOR-BBA/Dec-37	Dec-27/2.795		1,593,600	302,226
2.7575/3 month USD-LIBOR-BBA/Dec-37	Dec-27/2.7575		1,593,600	297,286
1.33/3 month USD-LIBOR-BBA/Oct-21	Oct-20/1.33		3,476,800	39,601
(2.7575)/3 month USD-LIBOR-BBA/Dec-37	Dec-27/2.7575		1,593,600	25,609
(2.795)/3 month USD-LIBOR-BBA/Dec-37	Dec-27/2.795		1,593,600	24,876
(0.6225)/3 month USD-LIBOR-BBA/Oct-30	Oct-20/0.6225		3,510,500	21,870
(1.042)/3 month USD-LIBOR-BBA/Sep-50	Sep-20/1.042		963,300	5,992
Morgan Stanley & Co. International PLC
3.00/3 month USD-LIBOR-BBA/Apr-72	Apr-47/3.00		1,590,200	817,840
3.00/3 month USD-LIBOR-BBA/Feb-73	Feb-48/3.00		1,590,200	812,401
2.75/3 month USD-LIBOR-BBA/May-73	May-48/2.75		1,590,200	723,128
2.7725/3 month USD-LIBOR-BBA/Feb-31	Feb-21/2.7725		701,800	153,056
1.613/3 month USD-LIBOR-BBA/Aug-34	Aug-24/1.613		1,059,500	103,619
(1.613)/3 month USD-LIBOR-BBA/Aug-34	Aug-24/1.613		1,059,500	24,029
(2.904)/3 month USD-LIBOR-BBA/May-51	May-21/2.904		278,700	84
(2.7725)/3 month USD-LIBOR-BBA/Feb-31	Feb-21/2.7725		701,800	7
Toronto-Dominion Bank
(1.04)/3 month USD-LIBOR-BBA/Mar-55 (Canada)	Mar-25/1.04		84,000	10,357
UBS AG
1.5025/3 month USD-LIBOR-BBA/Oct-21	Oct-20/1.5025		4,665,200	61,021
0.153/6 month EUR-EURIBOR-Reuters/Sep-29	Sep-24/0.153	EUR	698,900	24,361
(0.153)/6 month EUR-EURIBOR-Reuters/Sep-29	Sep-24/0.153	EUR	698,900	11,616
(1.5025)/3 month USD-LIBOR-BBA/Oct-21	Oct-20/1.5025		$4,665,200	6

Total purchased swap options outstanding (cost $1,718,402)				$4,164,674

PURCHASED OPTIONS OUTSTANDING (0.8%)(a)
Counterparty	Expiration date/ strike price	Notional amount		Contract amount	Value
Bank of America N.A.
EUR/USD (Call)	Nov-20/$1.16	5,132,269	EUR	4,356,950	$141,158
EUR/USD (Call)	Jan-21/1.22	5,097,461	EUR	4,327,400	53,788
EUR/USD (Call)	Oct-20/1.21	5,097,461	EUR	4,327,400	33,083
USD/JPY (Put)	Nov-20/JPY 105.00	3,581,425		$3,581,425	52,045
Credit Suisse International
EUR/CHF (Call)	Dec-20/CHF 1.10	7,682,943	EUR	6,522,300	33,567
Goldman Sachs International
EUR/USD (Call)	Jan-21/$1.21	89,423,250	EUR	75,914,300	1,142,293
EUR/USD (Call)	Jan-21/1.29	89,423,250	EUR	75,914,300	276,228
EUR/USD (Call)	Nov-20/1.16	5,132,269	EUR	4,356,950	141,158
USD/JPY (Put)	Nov-20/JPY 105.00	3,581,425		$3,581,425	52,045
JPMorgan Chase Bank N.A.
Uniform Mortgage-Backed Securities 30 yr 2.00% TBA commitments (Put)	Oct-20/$103.24	5,000,000		5,000,000	30,650
Uniform Mortgage-Backed Securities 30 yr 2.00% TBA commitments (Put)	Oct-20/102.99	5,000,000		5,000,000	26,800
Uniform Mortgage-Backed Securities 30 yr 2.50% TBA commitments (Put)	Aug-20/103.60	6,000,000		6,000,000	6
Uniform Mortgage-Backed Securities 30 yr 3.00% TBA commitments (Call)	Sep-20/105.08	19,000,000		19,000,000	97,413
Uniform Mortgage-Backed Securities 30 yr 4.00% TBA commitments (Call)	Aug-20/106.00	5,000,000		5,000,000	12,500

Total purchased options outstanding (cost $1,633,124)					$2,092,734

SHORT-TERM INVESTMENTS (8.2%)(a)
		Principal amount/ shares	Value
Putnam Short Term Investment Fund Class P 0.29%(AFF)	Shares	11,407,430	$11,407,430
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.09%(P)	Shares	2,427,000	2,427,000
U.S. Treasury Bills 0.146%, 9/17/20(SEGCCS)		$530,000	529,937
U.S. Treasury Bills 0.139%, 9/22/20(SEGCCS)		150,000	149,979
U.S. Treasury Bills 0.136%, 9/15/20(SEG)(SEGSF)(SEGCCS)		1,457,000	1,456,830
U.S. Treasury Bills 0.135%, 10/8/20(SEG)(SEGSF)(SEGCCS)		2,600,000	2,599,523
U.S. Treasury Bills 0.129%, 8/25/20(SEGCCS)		192,000	191,990
U.S. Treasury Bills 0.128%, 9/8/20(SEGCCS)		233,000	232,977
U.S. Treasury Bills 0.109%, 8/11/20(SEG)(SEGSF)(SEGCCS)		891,000	890,983
U.S. Treasury Bills 0.018%, 9/3/20(SEG)(SEGSF)(SEGCCS)		571,000	570,952
U.S. Treasury Bills 0.005%, 9/10/20(SEGSF)(SEGCCS)		51,000	50,995
U.S. Treasury Cash Management Bills 0.111%, 10/27/20(SEGSF)		200,000	199,956

Total short-term investments (cost $20,708,266)			$20,708,552
TOTAL INVESTMENTS

Total investments (cost $403,827,412)			$418,539,481

	FORWARD CURRENCY CONTRACTS at 7/31/20 (aggregate face value $115,061,731) (Unaudited)
	Counterparty	Currency	Contract type*	Delivery date	Value	Aggregate face value	Unrealized appreciation/ (depreciation)
	Bank of America N.A.
		Australian Dollar	Buy	10/21/20	$246,763	$239,486	$7,277
		Canadian Dollar	Sell	10/21/20	3,719,678	3,647,593	(72,085)
		Chinese Yuan (Offshore)	Sell	8/19/20	14,906	14,630	(276)
		Czech Koruna	Buy	9/16/20	310,977	291,084	19,893
		Euro	Sell	9/16/20	1,565,512	1,490,294	(75,218)
		Hong Kong Dollar	Sell	8/19/20	755,891	754,879	(1,012)
		Japanese Yen	Sell	8/19/20	15,299	14,831	(468)
		Mexican Peso	Sell	10/21/20	367,489	366,601	(888)
		New Taiwan Dollar	Buy	8/19/20	623,159	620,037	3,122
		New Taiwan Dollar	Sell	8/19/20	623,159	617,330	(5,829)
		New Zealand Dollar	Buy	10/21/20	303,558	299,462	4,096
		Norwegian Krone	Sell	9/16/20	162,172	153,074	(9,098)
		Russian Ruble	Buy	9/16/20	260,257	272,701	(12,444)
	Barclays Bank PLC
		British Pound	Sell	9/16/20	100,816	96,983	(3,833)
		Canadian Dollar	Sell	10/21/20	328,927	324,231	(4,696)
		Euro	Buy	9/16/20	198,430	189,008	9,422
		Indonesian Rupiah	Buy	8/19/20	599,782	574,962	24,820
		Indonesian Rupiah	Sell	8/19/20	598,422	612,719	14,297
		Japanese Yen	Buy	8/19/20	3,103,159	3,061,056	42,103
		New Zealand Dollar	Buy	10/21/20	494,169	487,315	6,854
		Norwegian Krone	Buy	9/16/20	1,061,473	1,040,397	21,076
		Polish Zloty	Sell	9/16/20	238,420	221,185	(17,235)
		Swedish Krona	Sell	9/16/20	899,099	844,281	(54,818)
		Swiss Franc	Sell	9/16/20	38,868	37,033	(1,835)
	Citibank, N.A.
		British Pound	Sell	9/16/20	849,346	807,303	(42,043)
		Canadian Dollar	Buy	10/21/20	261,424	257,589	3,835
		Chilean Peso	Buy	10/21/20	780,391	766,483	13,908
		Danish Krone	Sell	9/16/20	255,693	236,892	(18,801)
		Euro	Sell	9/16/20	1,558,673	1,484,335	(74,338)
		Japanese Yen	Buy	8/19/20	1,627,652	1,606,946	20,706
		New Zealand Dollar	Sell	10/21/20	430,632	424,834	(5,798)
		Norwegian Krone	Sell	9/16/20	162,172	153,140	(9,032)
		Swedish Krona	Sell	9/16/20	490,113	460,832	(29,281)
		Swiss Franc	Buy	9/16/20	411,310	396,372	14,938
		Thai Baht	Buy	8/19/20	401,028	392,311	8,717
	Credit Suisse International
		Australian Dollar	Sell	10/21/20	3,216	3,122	(94)
		British Pound	Sell	9/16/20	157,640	151,639	(6,001)
		Canadian Dollar	Sell	10/21/20	593,264	584,634	(8,630)
		Euro	Buy	9/16/20	168,954	160,847	8,107
		New Zealand Dollar	Sell	10/21/20	8,091	7,982	(109)
	Goldman Sachs International
		Australian Dollar	Buy	10/21/20	140,712	136,339	4,373
		British Pound	Buy	9/16/20	109,196	105,031	4,165
		Canadian Dollar	Buy	10/21/20	1,274,117	1,255,579	18,538
		Chinese Yuan (Offshore)	Buy	8/19/20	1,076,639	1,055,344	21,295
		Euro	Buy	9/16/20	353	337	16
		Hong Kong Dollar	Sell	8/19/20	201,827	201,609	(218)
		Indonesian Rupiah	Buy	8/19/20	380,355	371,691	8,664
		Japanese Yen	Sell	8/19/20	5,091,837	5,019,098	(72,739)
		Mexican Peso	Buy	10/21/20	40,477	40,451	26
		New Zealand Dollar	Sell	10/21/20	478,318	471,796	(6,522)
		Norwegian Krone	Buy	9/16/20	393,453	377,460	15,993
		Russian Ruble	Sell	9/16/20	31,493	52,927	21,434
		South African Rand	Sell	10/21/20	621,172	623,638	2,466
		Swedish Krona	Buy	9/16/20	1,029,541	969,398	60,143
		Swiss Franc	Buy	9/16/20	413,610	399,039	14,571
	HSBC Bank USA, National Association
		Australian Dollar	Buy	10/21/20	944,247	916,394	27,853
		British Pound	Buy	9/16/20	394,232	379,190	15,042
		Canadian Dollar	Sell	10/21/20	94,609	93,214	(1,395)
		Chinese Yuan (Offshore)	Buy	8/19/20	7,178,413	7,145,238	33,175
		Euro	Sell	9/16/20	14,125,089	13,450,251	(674,838)
		Hong Kong Dollar	Sell	8/19/20	1,103,056	1,101,604	(1,452)
		Indian Rupee	Buy	8/19/20	610,057	598,294	11,763
		Indian Rupee	Sell	8/19/20	610,057	600,795	(9,262)
		Japanese Yen	Sell	8/19/20	374,262	372,466	(1,796)
		New Zealand Dollar	Sell	10/21/20	29,116	28,804	(312)
		Norwegian Krone	Sell	9/16/20	324,332	306,306	(18,026)
	JPMorgan Chase Bank N.A.
		Australian Dollar	Sell	10/21/20	248,121	241,291	(6,830)
		British Pound	Sell	9/16/20	232,140	158,037	(74,103)
		Canadian Dollar	Sell	10/21/20	735,587	724,116	(11,471)
		Euro	Buy	9/16/20	12,593,180	11,982,254	610,926
		Japanese Yen	Sell	8/19/20	1,462,724	1,426,576	(36,148)
		New Zealand Dollar	Buy	10/21/20	45,763	45,145	618
		Norwegian Krone	Sell	9/16/20	221,006	210,297	(10,709)
		Singapore Dollar	Buy	8/19/20	218,199	236,976	(18,777)
		South Korean Won	Buy	8/19/20	1,288,053	1,268,497	19,556
		Swedish Krona	Sell	9/16/20	577,325	529,201	(48,124)
		Swiss Franc	Buy	9/16/20	7,114	29,423	(22,309)
	Morgan Stanley & Co. International PLC
		Australian Dollar	Buy	10/21/20	72,535	72,807	(272)
		British Pound	Buy	9/16/20	314,626	306,030	8,596
		Canadian Dollar	Buy	10/21/20	128,734	127,137	1,597
		Euro	Buy	9/16/20	17,921	17,664	257
		New Zealand Dollar	Buy	10/21/20	1,194	3,426	(2,232)
		Norwegian Krone	Sell	9/16/20	5,967	5,855	(112)
		Swedish Krona	Buy	9/16/20	161,093	156,478	4,615
	NatWest Markets PLC
		British Pound	Sell	9/16/20	417,800	401,933	(15,867)
		Canadian Dollar	Buy	10/21/20	118,130	116,414	1,716
		Euro	Sell	9/16/20	188,173	184,360	(3,813)
		New Zealand Dollar	Buy	10/21/20	296,130	291,956	4,174
	State Street Bank and Trust Co.
		Australian Dollar	Sell	10/21/20	852,345	816,081	(36,264)
		British Pound	Sell	9/16/20	2,120,682	2,024,674	(96,008)
		Canadian Dollar	Sell	10/21/20	1,415,469	1,385,434	(30,035)
		Chinese Yuan (Offshore)	Buy	8/19/20	265,133	261,763	3,370
		Euro	Sell	9/16/20	4,476,646	4,258,149	(218,497)
		Hong Kong Dollar	Sell	8/19/20	2,512,981	2,509,715	(3,266)
		Hungarian Forint	Buy	9/16/20	141,565	133,774	7,791
		Israeli Shekel	Buy	10/21/20	161,452	160,391	1,061
		Japanese Yen	Buy	8/19/20	4,706,040	4,638,643	67,397
		New Zealand Dollar	Buy	10/21/20	137,488	133,840	3,648
		Norwegian Krone	Sell	9/16/20	545,527	523,113	(22,414)
		Swedish Krona	Buy	9/16/20	832,340	796,193	36,147
		Swiss Franc	Buy	9/16/20	828,528	798,868	29,660
	Toronto-Dominion Bank
		Australian Dollar	Buy	10/21/20	492,598	478,143	14,455
		British Pound	Sell	9/16/20	91,258	88,185	(3,073)
		Canadian Dollar	Sell	10/21/20	746,489	735,325	(11,164)
		Euro	Sell	9/16/20	851,139	811,388	(39,751)
		Hong Kong Dollar	Sell	8/19/20	292,444	292,067	(377)
		New Zealand Dollar	Buy	10/21/20	158,245	156,103	2,142
		Swedish Krona	Buy	9/16/20	163,622	155,540	8,082
		Swiss Franc	Buy	9/16/20	822,400	793,019	29,381
	UBS AG
		Australian Dollar	Sell	10/21/20	665,969	645,436	(20,533)
		British Pound	Sell	9/16/20	3,163,542	3,043,905	(119,637)
		Canadian Dollar	Buy	10/21/20	1,124,849	1,109,534	15,315
		Euro	Buy	9/16/20	4,198,749	4,027,636	171,113
		Hong Kong Dollar	Sell	8/19/20	752,265	751,477	(788)
		Japanese Yen	Buy	8/19/20	612,446	702,362	(89,916)
		New Zealand Dollar	Buy	10/21/20	1,535,498	1,514,571	20,927
		Norwegian Krone	Sell	9/16/20	648,756	607,060	(41,696)
		Swedish Krona	Buy	9/16/20	656,776	616,391	40,385
	WestPac Banking Corp.
		Australian Dollar	Buy	10/21/20	464,155	450,529	13,626
		British Pound	Sell	9/16/20	161,045	154,661	(6,384)
		Canadian Dollar	Sell	10/21/20	320,789	313,143	(7,646)
		Euro	Buy	9/16/20	76,755	73,879	2,876
		Japanese Yen	Sell	8/19/20	191,180	188,422	(2,758)
		New Zealand Dollar	Buy	10/21/20	139,611	137,718	1,893

	Unrealized appreciation						1,604,012

	Unrealized (depreciation)						(2,241,396)

	Total						$(637,384)
*	The exchange currency for all contracts listed is the United States Dollar.

FUTURES CONTRACTS OUTSTANDING at 7/31/20 (Unaudited)
	Number of contracts	Notional amount	Value	Expiration date	Unrealized appreciation/ (depreciation)
Canadian Government Bond 10 yr (Long)	5	$577,476	$577,476	Sep-20	$7,563
Euro-Bobl 5 yr (Long)	13	2,070,977	2,070,979	Sep-20	15,286
Euro-Bund 10 yr (Short)	2	418,219	418,220	Sep-20	(6,106)
Euro-Buxl Bond 30 yr (Long)	5	1,324,251	1,324,252	Sep-20	60,654
Euro-Schatz 2 yr (Short)	7	924,915	924,915	Sep-20	(1,169)
Japanese Government Bond 10 yr (Long)	5	7,197,109	7,197,109	Sep-20	36,159
Japanese Government Bond 10 yr (Short)	10	14,394,219	14,394,219	Sep-20	(111,516)
Japanese Government Bond 10 yr Mini (Long)	4	575,731	575,731	Sep-20	(17)
U.K. Gilt 10 yr (Long)	13	2,357,705	2,357,705	Sep-20	28,532
U.S. Treasury Bond 30 yr (Long)	17	3,098,781	3,098,781	Sep-20	59,532
U.S. Treasury Bond Ultra 30 yr (Long)	38	8,652,125	8,652,125	Sep-20	402,930
U.S. Treasury Note 2 yr (Short)	199	43,975,891	43,975,891	Sep-20	(37,370)
U.S. Treasury Note 5 yr (Long)	28	3,531,500	3,531,500	Sep-20	18,742
U.S. Treasury Note 10 yr (Long)	40	5,603,125	5,603,125	Sep-20	47,410
U.S. Treasury Note Ultra 10 yr (Long)	16	2,548,000	2,548,000	Sep-20	34,464

Unrealized appreciation					711,272

Unrealized (depreciation)					(156,178)

Total					$555,094

WRITTEN SWAP OPTIONS OUTSTANDING at 7/31/20 (premiums $2,058,397) (Unaudited)
Counterparty Fixed Obligation % to receive or (pay)/ Floating rate index/Maturity date	Expiration date/ strike		Notional/ Contract amount	Value
Bank of America N.A.
1.007/3 month USD-LIBOR-BBA/Aug-50	Aug-20/1.007		$1,685,100	$1,483
0.927/3 month USD-LIBOR-BBA/Aug-50	Aug-20/0.927		1,685,100	4,600
0.60/3 month USD-LIBOR-BBA/Jun-24	Jun-22/0.60		14,042,100	24,855
(0.00)/3 month USD-LIBOR-BBA/Jun-24	Jun-22/0.00		14,042,100	36,369
Citibank, N.A.
1.805/3 month USD-LIBOR-BBA/Jan-31	Jan-21/1.805		869,200	96
1.865/3 month USD-LIBOR-BBA/Oct-39	Oct-29/1.865		448,600	17,338
(1.865)/3 month USD-LIBOR-BBA/Oct-39	Oct-29/1.865		448,600	54,572
(1.805)/3 month USD-LIBOR-BBA/Jan-31	Jan-21/1.805		869,200	107,190
Goldman Sachs International
2.823/3 month USD-LIBOR-BBA/May-27	May-22/2.823		2,601,000	468
1.722/3 month GBP-LIBOR-BBA/Feb-39	Feb-29/1.722	GBP	242,000	8,829
(1.722)/3 month GBP-LIBOR-BBA/Feb-39	Feb-29/1.722	GBP	242,000	44,393
JPMorgan Chase Bank N.A.
1.333/3 month USD-LIBOR-BBA/Jan-24	Jan-23/1.333		$504,100	171
(0.442)/3 month USD-LIBOR-BBA/Sep-50	Sep-20/0.442		963,300	3,998
(1.333)/3 month USD-LIBOR-BBA/Jan-24	Jan-23/1.333		504,100	5,727
0.8225/3 month USD-LIBOR-BBA/Oct-30	Oct-20/0.8225		3,510,500	6,530
1.667/6 month EUR-EURIBOR-Reuters/Feb-36	Feb-26/1.667	EUR	532,300	7,531
0.7225/3 month USD-LIBOR-BBA/Oct-30	Oct-20/0.7225		$3,510,500	12,076
(0.83)/3 month USD-LIBOR-BBA/Oct-21	Oct-20/0.83		3,476,800	22,217
1.07/3 month USD-LIBOR-BBA/Mar-32	Mar-27/1.07		1,657,100	46,382
0.968/3 month USD-LIBOR-BBA/Mar-35	Mar-25/0.968		1,046,200	51,159
(1.07)/3 month USD-LIBOR-BBA/Mar-32	Mar-27/1.07		1,657,100	59,192
(0.968)/3 month USD-LIBOR-BBA/Mar-35	Mar-25/0.968		1,046,200	60,753
(1.667)/6 month EUR-EURIBOR-Reuters/Feb-36	Feb-26/1.667	EUR	532,300	109,754
(0.7785)/3 month USD-LIBOR-BBA/Mar-31	Mar-21/0.7785		$11,228,100	341,447
Morgan Stanley & Co. International PLC
2.664/3 month USD-LIBOR-BBA/May-26	May-21/2.664		1,114,700	1
3.01/3 month USD-LIBOR-BBA/Feb-36	Feb-26/3.01		191,400	1,656
2.97/3 month USD-LIBOR-BBA/Feb-36	Feb-26/2.97		191,400	1,700
1.512/3 month USD-LIBOR-BBA/Aug-32	Aug-22/1.512		1,059,500	10,923
(2.97)/3 month USD-LIBOR-BBA/Feb-36	Feb-26/2.97		191,400	39,595
(3.01)/3 month USD-LIBOR-BBA/Feb-36	Feb-26/3.01		191,400	40,251
(1.512)/3 month USD-LIBOR-BBA/Aug-32	Aug-22/1.512		1,059,500	96,150
(2.75)/3 month USD-LIBOR-BBA/May-49	May-25/2.75		1,590,200	680,971
(3.00)/3 month USD-LIBOR-BBA/Jan-49	Jan-24/3.00		1,590,200	799,680
(3.00)/3 month USD-LIBOR-BBA/Apr-48	Apr-23/3.00		1,590,200	806,184
Toronto-Dominion Bank
1.05/3 month USD-LIBOR-BBA/Mar-27	Mar-25/1.05		1,108,000	6,936
(1.17)/3 month USD-LIBOR-BBA/Mar-55	Mar-25/1.17		145,700	28,425
1.17/3 month USD-LIBOR-BBA/Mar-55	Mar-25/1.17		291,400	31,585
UBS AG
1.9875/3 month USD-LIBOR-BBA/Oct-36	Oct-26/1.9875		520,300	13,091
(1.9875)/3 month USD-LIBOR-BBA/Oct-36	Oct-26/1.9875		520,300	65,528

Total				$3,649,806

WRITTEN OPTIONS OUTSTANDING at 7/31/20 (premiums $1,132,645) (Unaudited)
Counterparty	Expiration date/ strike price	Notional amount		Contract amount	Value
Bank of America N.A.
EUR/USD (Call)	Oct-20/$1.24	$5,097,461	EUR	4,327,400	$15,231
EUR/USD (Call)	Jan-21/1.26	5,097,461	EUR	4,327,400	26,165
EUR/USD (Call)	Nov-20/1.20	5,132,269	EUR	4,356,950	56,486
USD/JPY (Put)	Nov-20/JPY 100.00	3,581,425		$3,581,425	15,923
Credit Suisse International
EUR/CHF (Call)	Dec-20/CHF 1.12	7,682,943	EUR	6,522,300	16,634
Goldman Sachs International
EUR/USD (Call)	Nov-20/$1.20	5,132,269	EUR	4,356,950	56,486
EUR/USD (Call)	Jan-21/1.25	178,846,382	EUR	151,828,500	1,091,678
USD/JPY (Put)	Nov-20/JPY 100.00	3,581,425		$3,581,425	15,923
JPMorgan Chase Bank N.A.
Uniform Mortgage-Backed Securities 30 yr 2.00% TBA commitments (Put)	Oct-20/$102.58	5,000,000		5,000,000	22,000
Uniform Mortgage-Backed Securities 30 yr 2.00% TBA commitments (Put)	Oct-20/102.33	5,000,000		5,000,000	19,750
Uniform Mortgage-Backed Securities 30 yr 2.00% TBA commitments (Put)	Oct-20/101.67	5,000,000		5,000,000	15,350
Uniform Mortgage-Backed Securities 30 yr 2.00% TBA commitments (Put)	Oct-20/101.92	5,000,000		5,000,000	16,850
Uniform Mortgage-Backed Securities 30 yr 2.50% TBA commitments (Put)	Aug-20/102.47	6,000,000		6,000,000	6
Uniform Mortgage-Backed Securities 30 yr 2.50% TBA commitments (Put)	Aug-20/103.04	6,000,000		6,000,000	6
Uniform Mortgage-Backed Securities 30 yr 3.00% TBA commitments (Put)	Sep-20/105.08	19,000,000		19,000,000	3,933
Uniform Mortgage-Backed Securities 30 yr 4.00% TBA commitments (Put)	Aug-20/106.00	5,000,000		5,000,000	5

Total					$1,372,426

FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 7/31/20 (Unaudited)
Counterparty Fixed right or obligation % to receive or (pay)/ Floating rate index/Maturity date	Expiration date/ strike		Notional/ Contract amount	Premium receivable/ (payable)	Unrealized appreciation/ (depreciation)
Bank of America N.A.
2.2275/3 month USD-LIBOR-BBA/May-24 (Purchased)	May-22/2.2275		$2,989,900	$(27,582)	$93,105
1.304/6 month EUR-EURIBOR-Reuters/Jun-54 (Purchased)	Jun-24/1.304	EUR	252,800	(40,969)	91,084
1.053/6 month EUR-EURIBOR-Reuters/Jun-54 (Purchased)	Jun-24/1.053	EUR	133,700	(30,493)	44,087
1.275/3 month USD-LIBOR-BBA/Mar-50 (Purchased)	Mar-30/1.275		$1,070,200	(139,394)	43,579
(0.925)/3 month USD-LIBOR-BBA/Mar-40 (Purchased)	Mar-30/0.925		564,100	(40,390)	2,939
(0.85)/3 month USD-LIBOR-BBA/Mar-40 (Purchased)	Mar-30/0.85		287,300	(20,973)	2,132
0.925/3 month USD-LIBOR-BBA/Mar-40 (Purchased)	Mar-30/0.925		564,100	(40,390)	85
(0.003)/6 month JPY-LIBOR-BBA/Feb-31 (Purchased)	Feb-21/0.003	JPY	14,130,600	(1,113)	(298)
0.003/6 month JPY-LIBOR-BBA/Feb-31 (Purchased)	Feb-21/0.003	JPY	14,130,600	(1,113)	(433)
0.85/3 month USD-LIBOR-BBA/Mar-40 (Purchased)	Mar-30/0.85		$287,300	(20,973)	(1,324)
(2.3075)/3 month USD-LIBOR-BBA/Jun-52 (Purchased)	Jun-22/2.3075		802,700	(18,160)	(10,050)
(1.053)/6 month EUR-EURIBOR-Reuters/Jun-54 (Purchased)	Jun-24/1.053	EUR	133,700	(30,493)	(10,732)
(1.304)/6 month EUR-EURIBOR-Reuters/Jun-54 (Purchased)	Jun-24/1.304	EUR	252,800	(20,484)	(14,151)
(1.275)/3 month USD-LIBOR-BBA/Mar-50 (Purchased)	Mar-30/1.275		$1,070,200	(139,394)	(25,674)
(2.2275)/3 month USD-LIBOR-BBA/May-24 (Purchased)	May-22/2.2275		2,989,900	(27,582)	(27,417)
2.3075/3 month USD-LIBOR-BBA/Jun-52 (Purchased)	Jun-22/2.3075		802,700	(377,410)	(38,112)
Barclays Bank PLC
1.11125/6 month JPY-LIBOR-BBA/Aug-43 (Purchased)	Aug-23/1.11125	JPY	54,505,300	(27,570)	64,255
(1.11125)/6 month JPY-LIBOR-BBA/Aug-43 (Purchased)	Aug-23/1.11125	JPY	54,505,300	(27,570)	(27,264)
Citibank, N.A.
2.689/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.689		$377,000	(48,539)	114,868
0.462/3 month USD-LIBOR-BBA/Jun-26 (Purchased)	Jun-21/0.462		3,847,500	(37,273)	9,657
0.688/3 month USD-LIBOR-BBA/Nov-30 (Purchased)	Nov-20/0.688		151,100	(2,765)	239
(0.688)/3 month USD-LIBOR-BBA/Nov-30 (Purchased)	Nov-20/0.688		151,100	(2,765)	(1,868)
(0.462)/3 month USD-LIBOR-BBA/Jun-26 (Purchased)	Jun-21/0.462		3,847,500	(37,273)	(16,198)
(2.689)/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.689		377,000	(48,539)	(42,130)
1.245/3 month USD-LIBOR-BBA/Aug-24 (Written)	Aug-22/1.245		2,092,900	19,150	18,041
1.177/3 month USD-LIBOR-BBA/Jul-40 (Written)	Jul-30/1.177		110,100	8,346	1,000
(1.177)/3 month USD-LIBOR-BBA/Jul-40 (Written)	Jul-30/1.177		110,100	8,346	(1,036)
(1.245)/3 month USD-LIBOR-BBA/Aug-24 (Written)	Aug-22/1.245		2,092,900	19,150	(23,859)
Goldman Sachs International
1.727/3 month USD-LIBOR-BBA/Jan-55 (Purchased)	Jan-25/1.727		609,000	(55,845)	125,350
2.8175/3 month USD-LIBOR-BBA/Mar-47 (Purchased)	Mar-27/2.8175		371,900	(46,952)	91,525
(2.8175)/3 month USD-LIBOR-BBA/Mar-47 (Purchased)	Mar-27/2.8175		371,900	(46,952)	(38,257)
(2.13)/3 month USD-LIBOR-BBA/Dec-30 (Purchased)	Dec-20/2.13		2,911,300	(41,122)	(41,078)
(1.727)/3 month USD-LIBOR-BBA/Jan-55 (Purchased)	Jan-25/1.727		609,000	(91,046)	(54,853)
0.555/6 month EUR-EURIBOR-Reuters/Mar-40 (Written)	Mar-30/0.555	EUR	470,100	35,495	8,223
(0.555)/6 month EUR-EURIBOR-Reuters/Mar-40 (Written)	Mar-30/0.555	EUR	470,100	35,495	(11,391)
JPMorgan Chase Bank N.A.
3.162/3 month USD-LIBOR-BBA/Nov-33 (Purchased)	Nov-20/3.162		$6,153,900	(874,038)	1,100,317
2.8325/3 month USD-LIBOR-BBA/Feb-52 (Purchased)	Feb-22/2.8325		1,859,600	(259,647)	787,708
1.921/6 month EUR-EURIBOR-Reuters/Oct-48 (Purchased)	Oct-28/1.921	EUR	759,100	(97,077)	274,415
2.902/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.902		$377,000	(58,284)	122,246
2.50/3 month USD-LIBOR-BBA/Nov-39 (Purchased)	Nov-29/2.50		628,600	(36,333)	69,567
2.032/3 month USD-LIBOR-BBA/Jan-55 (Purchased)	Jan-25/2.032		187,600	(21,668)	46,478
1.692/6 month AUD-BBR-BBSW/Jan-35 (Purchased)	Jan-25/1.692	AUD	163,800	(5,110)	2,316
1.441/6 month AUD-BBR-BBSW/Jul-45 (Purchased)	Jul-25/1.441	AUD	125,100	(7,399)	635
1.445/6 month AUD-BBR-BBSW/Mar-40 (Purchased)	Mar-30/1.445	AUD	261,200	(9,791)	(883)
(1.445)/6 month AUD-BBR-BBSW/Mar-40 (Purchased)	Mar-30/1.445	AUD	261,200	(9,791)	(1,194)
(1.441)/6 month AUD-BBR-BBSW/Jul-45 (Purchased)	Jul-25/1.441	AUD	125,100	(7,399)	(1,342)
(1.692)/6 month AUD-BBR-BBSW/Jan-35 (Purchased)	Jan-25/1.692	AUD	163,800	(5,110)	(2,226)
(3.162)/3 month USD-LIBOR-BBA/Nov-33 (Purchased)	Nov-20/3.162		$6,153,900	(7,508)	(7,508)
(2.032)/3 month USD-LIBOR-BBA/Jan-55 (Purchased)	Jan-25/2.032		187,600	(21,668)	(13,751)
(2.902)/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.902		377,000	(40,452)	(35,400)
(2.50)/3 month USD-LIBOR-BBA/Nov-39 (Purchased)	Nov-29/2.50		628,600	(65,374)	(48,245)
(1.921)/6 month EUR-EURIBOR-Reuters/Oct-48 (Purchased)	Oct-28/1.921	EUR	759,100	(97,077)	(81,281)
(2.8325)/3 month USD-LIBOR-BBA/Feb-52 (Purchased)	Feb-22/2.8325		$1,859,600	(259,647)	(254,672)
3.229/3 month USD-LIBOR-BBA/Nov-33 (Written)	Nov-23/3.229		6,153,900	67,508	52,185
1.168/3 month USD-LIBOR-BBA/Jun-37 (Written)	Jun-27/1.168		1,539,000	99,035	14,759
1.232/3 month USD-LIBOR-BBA/Jun-37 (Written)	Jun-27/1.232		333,100	21,402	4,057
1.204/3 month USD-LIBOR-BBA/Jun-40 (Written)	Jun-30/1.204		264,200	19,696	2,402
2.975/3 month USD-LIBOR-BBA/Nov-23 (Written)	Nov-20/2.975		6,153,900	615	615
(1.204)/3 month USD-LIBOR-BBA/Jun-40 (Written)	Jun-30/1.204		264,200	19,696	(3,147)
(1.232)/3 month USD-LIBOR-BBA/Jun-37 (Written)	Jun-27/1.232		333,100	21,402	(4,827)
(1.168)/3 month USD-LIBOR-BBA/Jun-37 (Written)	Jun-27/1.168		1,539,000	99,035	(16,821)
(2.975)/3 month USD-LIBOR-BBA/Nov-23 (Written)	Nov-20/2.975		6,153,900	237,417	(278,587)
(3.229)/3 month USD-LIBOR-BBA/Nov-33 (Written)	Nov-23/3.229		6,153,900	698,468	(781,976)
Morgan Stanley & Co. International PLC
3.27/3 month USD-LIBOR-BBA/Oct-53 (Purchased)	Oct-23/3.27		734,900	(83,852)	410,317
2.505/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.505		377,000	(40,565)	108,331
1.5775/3 month USD-LIBOR-BBA/Sep-22 (Purchased)	Sep-20/1.5775		2,157,800	(11,889)	48,551
2.764/3 month USD-LIBOR-BBA/Feb-31 (Purchased)	Feb-21/2.764		701,800	(136,979)	15,685
(2.764)/3 month USD-LIBOR-BBA/Feb-31 (Purchased)	Feb-21/2.764		701,800	(1,150)	(1,151)
(1.5775)/3 month USD-LIBOR-BBA/Sep-22 (Purchased)	Sep-20/1.5775		2,157,800	(11,889)	(11,889)
(2.505)/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.505		377,000	(57,756)	(49,873)
(3.27)/3 month USD-LIBOR-BBA/Oct-53 (Purchased)	Oct-23/3.27		734,900	(83,852)	(79,127)
2.39/3 month USD-LIBOR-BBA/Jun-34 (Written)	Jun-24/2.39		972,300	51,192	42,684
(0.005)/6 month JPY-LIBOR-BBA/Nov-30 (Written)	Nov-20/0.005	JPY	15,905,200	926	304
0.005/6 month JPY-LIBOR-BBA/Nov-30 (Written)	Nov-20/0.005	JPY	15,905,200	926	281
(2.39)/3 month USD-LIBOR-BBA/Jun-34 (Written)	Jun-24/2.39		$972,300	51,192	(105,300)
UBS AG
1.6125/3 month USD-LIBOR-BBA/Aug-34 (Purchased)	Aug-24/1.6125		1,059,500	(29,062)	74,525
0.8925/3 month USD-LIBOR-BBA/Apr-28 (Purchased)	Apr-23/0.8925		2,150,100	(45,582)	15,438
1.175/3 month GBP-LIBOR-BBA/Jan-40 (Purchased)	Jan-30/1.175	GBP	234,000	(21,272)	11,686
0.762/3 month GBP-LIBOR-BBA/Aug-39 (Purchased)	Aug-29/0.762	GBP	100,200	(9,241)	300
0.87/3 month USD-LIBOR-BBA/Apr-28 (Purchased)	Apr-27/0.87		$7,167,200	(48,343)	(502)
0.983/3 month USD-LIBOR-BBA/Apr-32 (Purchased)	Apr-30/0.983		2,866,900	(45,440)	(631)
(0.983)/3 month USD-LIBOR-BBA/Apr-32 (Purchased)	Apr-30/0.983		2,866,900	(45,440)	(688)
0.902/3 month USD-LIBOR-BBA/Apr-35 (Purchased)	Apr-25/0.902		860,100	(48,123)	(955)
(0.762)/3 month GBP-LIBOR-BBA/Aug-39 (Purchased)	Aug-29/0.762	GBP	100,200	(9,241)	(2,265)
(0.902)/3 month USD-LIBOR-BBA/Apr-35 (Purchased)	Apr-25/0.902		$860,100	(48,123)	(3,217)
(0.87)/3 month USD-LIBOR-BBA/Apr-28 (Purchased)	Apr-27/0.87		7,167,200	(48,343)	(5,519)
(1.175)/3 month GBP-LIBOR-BBA/Jan-40 (Purchased)	Jan-30/1.175	GBP	234,000	(21,272)	(7,232)
(0.8925)/3 month USD-LIBOR-BBA/Apr-28 (Purchased)	Apr-23/0.8925		$2,150,100	(45,582)	(21,996)
(1.6125)/3 month USD-LIBOR-BBA/Aug-34 (Purchased)	Aug-24/1.6125		1,059,500	(77,476)	(53,409)
1.30/3 month USD-LIBOR-BBA/Aug-26 (Written)	Aug-21/1.30		2,251,500	66,883	65,519
1.01/6 month EUR-EURIBOR-Reuters/Jan-40 (Written)	Jan-30/1.01	EUR	280,800	19,786	8,517
0.958/3 month USD-LIBOR-BBA/May-30 (Written)	May-25/0.958		$1,720,100	45,712	7,328
0.43/6 month EUR-EURIBOR-Reuters/Aug-39 (Written)	Aug-29/0.43	EUR	93,200	7,472	1,566
(0.43)/6 month EUR-EURIBOR-Reuters/Aug-39 (Written)	Aug-29/0.43	EUR	93,200	7,472	(851)
(0.958)/3 month USD-LIBOR-BBA/May-30 (Written)	May-25/0.958		$1,720,100	45,712	(7,706)
(1.01)/6 month EUR-EURIBOR-Reuters/Jan-40 (Written)	Jan-30/1.01	EUR	280,800	19,786	(19,261)
(1.30)/3 month USD-LIBOR-BBA/Aug-26 (Written)	Aug-21/1.30		$2,251,500	17,999	(90,602)

Unrealized appreciation					3,998,901

Unrealized (depreciation)					(2,380,159)

Total					$1,618,742

TBA SALE COMMITMENTS OUTSTANDING at 7/31/20 (proceeds receivable $73,225,879) (Unaudited)
Agency	Principal amount	Settlement date	Value
Uniform Mortgage-Backed Securities, 4.50%, 8/1/50	$1,000,000	8/13/20	$1,075,000
Uniform Mortgage-Backed Securities, 4.00%, 8/1/50	3,000,000	8/13/20	3,187,031
Uniform Mortgage-Backed Securities, 3.50%, 8/1/50	5,000,000	8/13/20	5,272,266
Uniform Mortgage-Backed Securities, 3.00%, 9/1/50	1,000,000	9/14/20	1,055,547
Uniform Mortgage-Backed Securities, 3.00%, 8/1/50	1,000,000	8/13/20	1,058,047
Uniform Mortgage-Backed Securities, 2.50%, 9/1/50	1,000,000	9/14/20	1,048,828
Uniform Mortgage-Backed Securities, 2.50%, 8/1/50	51,000,000	8/13/20	53,585,858
Uniform Mortgage-Backed Securities, 2.00%, 8/1/50	7,000,000	8/13/20	7,252,657

Total			$73,535,234

OTC INTEREST RATE SWAP CONTRACTS OUTSTANDING at 7/31/20 (Unaudited)
Swap counterparty/ notional amount		Value	Upfront premium received (paid)	Termin- ation date	Payments made by fund	Payments received by fund	Unrealized appreciation/ (depreciation)
Goldman Sachs International
KRW	6,086,000,000	$64,211	$—	12/9/21	3 month KRW-CD-KSDA-BLOOMBERG — Quarterly	1.67% — Quarterly	$70,680
JPMorgan Chase Bank N.A.
THB	42,200,000	27,215	—	11/16/21	6 month THB-SIBOR-THFX6M — Semiannually	2.07% — Semiannually	30,749

Upfront premium received			—		Unrealized appreciation		101,429

Upfront premium (paid)			—		Unrealized (depreciation)		—

		Total	$—			Total	$101,429

	CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 7/31/20 (Unaudited)
	Notional amount		Value		Upfront premium received (paid)	Termi- nation date	Payments made by fund	Payments received by fund	Unrealized appreciation/ (depreciation)
		$949,000	$636,135		$(32)	11/8/48	3 month USD-LIBOR-BBA — Quarterly	3.312% — Semiannually	$642,119
		4,923,100	1,185,231		(108,681)	12/3/29	3 month USD-LIBOR-BBA — Quarterly	3.096% — Semiannually	1,104,474
		119,400	5,714	(E)	(1)	2/2/24	3 month USD-LIBOR-BBA — Quarterly	2.5725% — Semiannually	5,713
		308,900	14,508	(E)	(2)	2/2/24	2.528% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(14,510)
		886,200	166,860		(12)	2/13/29	2.6785% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(179,017)
		646,700	45,903	(E)	(131)	12/2/23	3 month USD-LIBOR-BBA — Quarterly	2.536% — Semiannually	45,772
		223,600	10,689	(E)	(38)	2/2/24	3 month USD-LIBOR-BBA — Quarterly	2.57% — Semiannually	10,651
		819,551	179,040		(12)	3/5/30	3 month USD-LIBOR-BBA — Quarterly	2.806% — Semiannually	187,931
		651,900	132,922		(9)	3/16/30	2.647% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(139,135)
		402,800	17,141	(E)	(2)	2/2/24	3 month USD-LIBOR-BBA — Quarterly	2.3075% — Semiannually	17,139
		591,300	25,296	(E)	(3)	2/9/24	3 month USD-LIBOR-BBA — Quarterly	2.32% — Semiannually	25,293
		700,100	373,551	(E)	(24)	11/29/53	2.793% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(373,575)
		364,600	53,500	(E)	(8)	11/20/39	3 month USD-LIBOR-BBA — Quarterly	2.55% — Semiannually	53,492
		2,042,000	329,442	(E)	(29)	12/7/30	2.184% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(329,471)
		1,049,700	79,499	(E)	(12)	6/5/29	3 month USD-LIBOR-BBA — Quarterly	2.2225% — Semiannually	79,487
		87,800	36,153	(E)	(3)	6/22/52	2.3075% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(36,156)
		2,307,800	348,099		(33)	6/22/30	2.0625% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(352,503)
		324,800	46,047		(5)	7/6/30	1.9665% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(46,424)
		627,900	248,354	(E)	(21)	7/5/52	2.25% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(248,375)
		570,700	173,136	(E)	(19)	8/8/52	1.9185% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(173,155)
		2,964,500	149,467		(28)	9/18/24	1.43125% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(164,055)
		2,964,500	148,702		(28)	9/18/24	1.425% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(163,222)
		1,521,500	337,878	(E)	(52)	9/12/52	1.626% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(337,930)
		2,111,900	131,362		7,177	3/18/25	3 month USD-LIBOR-BBA — Quarterly	1.58% — Semiannually	150,072
		1,087,300	126,408		32,604	3/18/30	1.73% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(100,345)
		873,400	114,324	(E)	(12)	12/21/30	3 month USD-LIBOR-BBA — Quarterly	1.88% — Semiannually	114,311
		5,458,700	612,745		(11,718)	1/28/30	3 month USD-LIBOR-BBA — Quarterly	1.698% — Semiannually	601,650
		20,600	6,584	(E)	(1)	1/16/55	2.032% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(6,584)
		2,208,000	262,350		(735)	1/16/30	1.771% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(264,449)
		4,066,000	476,673		(54)	1/31/30	1.7505% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(476,896)
		3,194,700	373,777		(42)	1/31/30	1.748% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(373,951)
		7,260,700	808,399		(11,713)	1/31/30	3 month USD-LIBOR-BBA — Quarterly	1.688% — Semiannually	796,972
		36,500	11,115	(E)	(1)	1/24/55	3 month USD-LIBOR-BBA — Quarterly	1.977% — Semiannually	11,114
		4,003,400	366,619		(27,176)	2/18/30	1.4765% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(417,343)
		451,100	56,857	(E)	(15)	3/4/52	1.265% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(56,872)
		748,500	39,102	(E)	(11)	3/4/31	3 month USD-LIBOR-BBA — Quarterly	1.101% — Semiannually	39,092
		4,211,100	20,137	(E)	(16)	9/8/21	0.68% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(20,153)
		9,115,500	34,694	(E)	(34)	10/15/21	0.571% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(34,728)
		1,863,500	118,779	(E)	(64)	1/27/47	3 month USD-LIBOR-BBA — Quarterly	1.27% — Semiannually	118,716
		157,400	10,145	(E)	(5)	3/7/50	1.275% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(10,150)
		445,500	7,774	(E)	(15)	3/10/52	0.8725% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(7,789)
		389,400	9,949	(E)	(13)	3/11/52	0.717% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	9,936
		985,400	36,004	(E)	(14)	3/17/32	3 month USD-LIBOR-BBA — Quarterly	1.03% — Semiannually	35,990
		298,300	2,206	(E)	(4)	3/24/32	3 month USD-LIBOR-BBA — Quarterly	1.07% — Semiannually	2,202
		170,000	1,414	(E)	(3)	3/24/35	3 month USD-LIBOR-BBA — Quarterly	0.968% — Semiannually	1,411
		649,500	7,934	(E)	(9)	4/25/32	0.7925% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(7,943)
		1,926,400	1,470		(5,156)	4/28/50	0.78% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(10,454)
		1,625,000	7,542		(71,484)	8/3/50	3 month USD-LIBOR-BBA — Quarterly	0.794% — Semiannually	(63,942)
		2,523,400	24,159		13	5/19/30	0.62% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(25,302)
		5,074,700	33,828		(810)	5/21/25	0.385% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(34,640)
		1,114,500	13,831		214	5/26/30	0.65% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(14,179)
		18,670,000	298,029	(E)	32,866	9/16/30	0.70% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(265,164)
		2,683,000	22,966	(E)	(25)	8/10/25	3 month USD-LIBOR-BBA — Quarterly	0.429% — Semiannually	22,941
		3,484,000	42,334		(11,325)	6/15/25	3 month USD-LIBOR-BBA — Quarterly	0.50% — Semiannually	31,809
		660,000	77,497		22,647	6/15/50	1.20% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(55,592)
		3,151,000	112,771	(E)	82,776	9/16/30	0.90% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(29,996)
		866,000	18,713	(E)	(12)	8/12/30	0.75% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(18,725)
		35,200	912	(E)	(1)	6/21/37	3 month USD-LIBOR-BBA — Quarterly	1.232% — Semiannually	912
		28,200	586	(E)	(1)	6/20/40	3 month USD-LIBOR-BBA — Quarterly	1.204% — Semiannually	586
		3,958,900	24,605	(E)	5,931	8/25/25	0.3845% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(18,674)
		146,200	2,892	(E)	(3)	6/28/37	3 month USD-LIBOR-BBA — Quarterly	1.168% — Semiannually	2,889
		2,905,700	14,107		(24)	6/30/25	3 month USD-LIBOR-BBA — Quarterly	0.352% — Semiannually	14,169
		2,913,300	12,198		(24)	7/1/25	3 month USD-LIBOR-BBA — Quarterly	0.338% — Semiannually	12,252
		43,833,000	189,271	(E)	(22,628)	9/16/25	0.35% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(211,899)
		62,119,000	37,023	(E)	(23,881)	9/16/22	0.20% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(60,904)
		4,133,000	138,844	(E)	73,877	9/16/50	3 month USD-LIBOR-BBA — Quarterly	0.90% — Semiannually	212,721
		9,000	165	(E)	—	7/3/40	3 month USD-LIBOR-BBA — Quarterly	1.177% — Semiannually	164
		4,704,000	4,224		(18)	7/3/22	0.2295% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(3,950)
		2,119,000	26,640		(28)	7/3/30	0.655% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(27,238)
		1,274,000	11,470		(17)	7/15/30	0.6195% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(11,672)
		2,053,000	1,727		(8)	7/15/22	0.2235% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(1,672)
		2,077,000	1,869		(8)	7/17/22	0.226% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(1,824)
		1,245,000	9,836		(17)	7/17/30	0.6085% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(10,005)
		12,997,000	30,556		(105)	7/28/25	3 month USD-LIBOR-BBA — Quarterly	0.3025% — Semiannually	30,422
		2,172,800	22,836		1,046	7/3/50	0.815% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(21,807)
		3,785,900	9,135	(E)	(36)	8/31/25	0.3084% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(9,171)
		6,644,700	3,083	(E)	(37)	7/5/24	0.2429% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(3,120)
	AUD	960,000	20,699		(1,638)	12/18/24	6 month AUD-BBR-BBSW — Semiannually	1.001% — Semiannually	19,695
	AUD	160,000	6,325		(948)	12/18/29	6 month AUD-BBR-BBSW — Semiannually	1.301% — Semiannually	5,523
	AUD	9,400	266	(E)	—	1/30/35	1.692% — Semiannually	6 month AUD-BBR-BBSW — Semiannually	(266)
	AUD	32,200	409	(E)	—	3/5/35	1.47% — Semiannually	6 month AUD-BBR-BBSW — Semiannually	(410)
	AUD	12,000	94	(E)	—	3/25/35	1.4025% — Semiannually	6 month AUD-BBR-BBSW — Semiannually	(94)
	AUD	20,900	43	(E)	—	3/28/40	1.445% — Semiannually	6 month AUD-BBR-BBSW — Semiannually	(43)
	AUD	76,000	1,185	(E)	(1)	4/1/40	1.1685% — Semiannually	6 month AUD-BBR-BBSW — Semiannually	1,184
	AUD	5,629,000	61,543	(E)	(41)	4/29/30	6 month AUD-BBR-BBSW — Semiannually	1.4275% — Semiannually	61,502
	AUD	5,031,000	32,116		(28)	6/5/25	6 month AUD-BBR-BBSW — Semiannually	0.525% — Semiannually	33,759
	AUD	3,171,000	53,031	(E)	(16,821)	9/16/30	6 month AUD-BBR-BBSW — Semiannually	1.00% — Semiannually	36,211
	AUD	5,000	93	(E)	—	7/2/45	1.441% — Semiannually	6 month AUD-BBR-BBSW — Semiannually	(93)
	AUD	2,507,000	5,194		(14)	7/8/25	6 month AUD-BBR-BBSW — Semiannually	0.405% — Semiannually	5,395
	CAD	11,634,000	98,070		(33)	8/15/21	3 month CAD-BA-CDOR — Semiannually	1.61% — Semiannually	109,406
	CAD	3,938,500	119,244		(28)	9/18/24	3 month CAD-BA-CDOR — Semiannually	1.638% — Semiannually	124,309
	CAD	3,938,500	118,277		(28)	9/18/24	3 month CAD-BA-CDOR — Semiannually	1.63% — Semiannually	123,257
	CAD	780,000	28,785		(1,192)	12/18/24	3 month CAD-BA-CDOR — Semiannually	1.801% — Semiannually	28,451
	CAD	1,030,000	66,513		(3,416)	12/18/29	3 month CAD-BA-CDOR — Semiannually	1.851% — Semiannually	64,276
	CAD	1,060,000	147,424		(16,076)	12/18/49	3 month CAD-BA-CDOR — Semiannually	2.001% — Semiannually	132,703
	CAD	5,802,000	74,131		(16)	2/24/22	3 month CAD-BA-CDOR — Semiannually	1.621% — Semiannually	79,064
	CAD	1,222,000	58,360		(12)	2/24/30	1.60% — Semiannually	3 month CAD-BA-CDOR — Semiannually	(59,347)
	CAD	2,725,000	40,654	(E)	(25,736)	9/16/30	3 month CAD-BA-CDOR — Semiannually	1.150% — Semiannually	14,918
	CAD	1,222,000	13,121		(12)	6/10/30	1.0775% — Semiannually	3 month CAD-BA-CDOR — Semiannually	(13,365)
	CHF	1,721,000	17,913		(14)	8/9/24	0.8475% plus 6 month CHF-LIBOR-BBA — Semiannually	—	(27,138)
	CHF	836,000	5,712		(7)	9/13/24	0.765% plus 6 month CHF-LIBOR-BBA — Semiannually	—	(8,815)
	CHF	715,000	13,062	(E)	(7,039)	9/16/30	0.20% plus 6 month CHF-LIBOR-BBA — Semiannually	—	6,024
	CNY	14,840,000	59,690		(119)	6/1/25	China Fixing Repo Rates 7 day — Quarterly	1.9725% — Quarterly	(60,368)
	CNY	36,600,000	123,175		(295)	6/3/25	China Fixing Repo Rates 7 day — Quarterly	2.072% — Quarterly	(123,964)
	CNY	36,600,000	81,276		16,692	6/3/25	China Fixing Repo Rates 7 day — Quarterly	2.245% — Quarterly	(64,656)
	CNY	7,500,000	10,080		7,217	6/3/25	China Fixing Repo Rates 7 day — Quarterly	2.3775% — Quarterly	(2,844)
	CZK	44,703,000	193,758		(26)	3/19/29	1.948% — Annually	6 month CZK-PRIBOR — Semiannually	(194,597)
	CZK	42,695,000	51,758		(15)	8/9/24	6 month CZK-PRIBOR — Semiannually	1.28% — Annually	55,793
	CZK	45,736,000	11,879		(15)	5/6/25	6 month CZK-PRIBOR — Semiannually	0.555% — Annually	(13,258)
	EUR	60,400	35,338	(E)	(2)	11/29/58	1.484% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	(35,340)
	EUR	82,300	42,277		(3)	2/19/50	6 month EUR-EURIBOR-REUTERS — Semiannually	1.354% — Annually	42,977
	EUR	91,000	43,976		(3)	3/11/50	1.267% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	(44,646)
	EUR	91,800	42,527		(4)	3/12/50	1.2115% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	(43,183)
	EUR	260,300	111,381		(10)	3/26/50	1.113% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	(112,823)
	EUR	420,000	223,513	(E)	(16)	11/29/58	6 month EUR-EURIBOR-REUTERS — Semiannually	1.343% — Annually	223,497
	EUR	283,000	114,267		(11)	2/19/50	1.051% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	(116,266)
	EUR	87,500	35,992	(E)	(3)	6/7/54	1.054% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	(35,996)
	EUR	79,600	27,880		(3)	2/19/50	0.9035% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	(28,384)
	EUR	211,200	66,043		(9)	2/21/50	0.80% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	(67,256)
	EUR	258,600	52,190	(E)	(10)	8/8/54	0.49% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	(52,199)
	EUR	107,000	10,340	(E)	(4)	6/6/54	6 month EUR-EURIBOR-REUTERS — Semiannually	0.207% — Annually	10,336
	EUR	312,300	33,416		(11)	2/19/50	0.233% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	(34,348)
	EUR	9,790,000	5,789		(1,499)	12/18/21	0.401% plus 6 month EUR-EURIBOR-REUTERS — Semiannually	—	(27,932)
	EUR	3,490,000	8,259		(2,336)	12/18/24	0.351% plus 6 month EUR-EURIBOR-REUTERS — Semiannually	—	(1,484)
	EUR	6,250,000	216,971		(95,705)	12/18/29	6 month EUR-EURIBOR-REUTERS — Semiannually	0.051% — Annually	125,183
	EUR	360,000	59,605		(13,248)	12/18/49	6 month EUR-EURIBOR-REUTERS — Semiannually	0.401% — Annually	47,265
	EUR	2,581,000	280		(23)	10/11/24	—	0.4047% plus 6 month EUR-EURIBOR-REUTERS — Semiannually	7,311
	EUR	585,500	139,544		(22)	2/19/50	6 month EUR-EURIBOR-REUTERS — Semiannually	0.595% — Annually	142,304
	EUR	3,067,000	89,340	(E)	(38)	1/27/30	6 month EUR-EURIBOR-REUTERS — Semiannually	0.352% — Annually	89,302
	EUR	115,200	8,014	(E)	(4)	3/4/54	0.134% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	(8,019)
	EUR	81,200	5,253	(E)	(3)	3/13/54	—	0.2275% plus 6 month EUR-EURIBOR-REUTERS — Semiannually	5,249
	EUR	3,110,000	41,137	(E)	(38)	4/30/30	0.11475% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	(41,174)
	EUR	302,300	2,280	(E)	(6)	5/13/40	6 month EUR-EURIBOR-REUTERS — Semiannually	0.276% — Annually	2,273
	EUR	1,519,000	27,330	(E)	(24)	6/3/32	6 month EUR-EURIBOR-REUTERS — Semiannually	0.024% — Annually	27,306
	EUR	513,000	30,156	(E)	(19)	6/3/52	0.10% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	(30,176)
	EUR	422,000	9,914	(E)	(6)	8/15/29	0.05644% plus 6 month EUR-EURIBOR-REUTERS — Semiannually	—	9,908
	EUR	845,000	21,140	(E)	(13)	8/15/29	0.04236% plus 6 month EUR-EURIBOR-REUTERS — Semiannually	—	21,127
	EUR	5,770,000	126,841	(E)	52,892	9/16/30	—	0.05% plus 6 month EUR-EURIBOR-REUTERS — Semiannually	(73,950)
	EUR	843,000	16,707	(E)	(13)	8/15/29	0.09037% plus 6 month EUR-EURIBOR-REUTERS — Semiannually	—	16,695
	EUR	838,000	12,538	(E)	(13)	8/15/29	0.13523% plus 6 month EUR-EURIBOR-REUTERS — Semiannually	—	12,526
	EUR	55,900	695	(E)	(1)	6/24/40	0.315% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	(697)
	GBP	1,250,000	43,244		(1,477)	12/18/24	6 month GBP-LIBOR-BBA — Semiannually	0.751% — Semiannually	42,611
	GBP	1,080,000	69,561		3,881	12/18/29	0.801% — Semiannually	6 month GBP-LIBOR-BBA — Semiannually	(66,490)
	GBP	3,567,000	68,507	(E)	(26)	1/10/24	6 month GBP-LIBOR-BBA — Semiannually	0.855% — Semiannually	68,481
	GBP	3,601,000	68,603	(E)	(33)	1/10/26	0.965% — Semiannually	6 month GBP-LIBOR-BBA — Semiannually	(68,636)
	GBP	6,720,000	118,682	(E)	(49)	1/13/24	6 month GBP-LIBOR-BBA — Semiannually	0.795% — Semiannually	118,633
	GBP	6,823,000	122,511	(E)	(62)	1/15/26	0.926% — Semiannually	6 month GBP-LIBOR-BBA — Semiannually	(122,572)
	GBP	794,000	16,253	(E)	(3,117)	9/16/30	0.20% — Annually	Sterling Overnight Index Average — Annually	(19,369)
	GBP	473,000	1,623		(20)	7/16/50	6 month GBP-LIBOR-BBA — Semiannually	0.423% — Semiannually	1,663
	GBP	1,388,000	5,667		(23)	7/16/30	0.32% — Semiannually	6 month GBP-LIBOR-BBA — Semiannually	(5,789)
	GBP	1,388,000	5,849		(23)	7/16/30	0.321% — Semiannually	6 month GBP-LIBOR-BBA — Semiannually	(5,971)
	GBP	473,000	3,992		(20)	7/16/50	6 month GBP-LIBOR-BBA — Semiannually	0.436% — Semiannually	4,036
	JPY	22,710,500	22,510	(E)	(7)	8/29/43	0.7495% — Semiannually	6 month JPY-LIBOR-BBA — Semiannually	(22,517)
	JPY	26,213,100	1,436	(E)	(8)	8/29/43	0.194% — Semiannually	6 month JPY-LIBOR-BBA — Semiannually	1,428
	NOK	32,395,000	166,676		(31)	7/1/24	1.735% — Annually	6 month NOK-NIBOR-NIBR — Semiannually	(170,290)
	NOK	16,991,000	165,423		(26)	7/1/29	6 month NOK-NIBOR-NIBR — Semiannually	1.82% — Annually	167,411
	NOK	6,750,000	10,594	(E)	(10,356)	9/16/30	6 month NOK-NIBOR-NIBR — Semiannually	1.00% — Annually	238
	NOK	16,891,000	10,055		(14)	6/29/25	0.6925% — Annually	6 month NOK-NIBOR-NIBR — Semiannually	(9,242)
	NOK	8,169,000	3,398		(7)	7/10/25	0.655% — Annually	6 month NOK-NIBOR-NIBR — Semiannually	(3,111)
	NOK	8,169,000	3,378		(7)	7/13/25	0.655% — Annually	6 month NOK-NIBOR-NIBR — Semiannually	(3,128)
	NZD	1,714,000	2,418		(8)	5/15/25	0.215% — Semiannually	3 month NZD-BBR-FRA — Quarterly	2,539
	NZD	866,000	574		(7)	5/15/30	3 month NZD-BBR-FRA — Quarterly	0.595% — Semiannually	(195)
	NZD	847,000	8,333		(7)	6/5/30	3 month NZD-BBR-FRA — Quarterly	0.76125% — Semiannually	8,720
	NZD	1,667,000	5,224		(9)	6/5/25	0.36% — Semiannually	3 month NZD-BBR-FRA — Quarterly	(5,326)
	NZD	420,000	7,385	(E)	(1,209)	9/16/30	0.90% — Semiannually	3 month NZD-BBR-FRA — Quarterly	(8,594)
	SEK	8,384,000	35		(11)	3/3/30	0.286% — Annually	3 month SEK-STIBOR-SIDE — Quarterly	(741)
	SEK	41,688,000	3,860		(16)	3/3/22	3 month SEK-STIBOR-SIDE — Quarterly	0.06% — Annually	3,600
	SEK	5,246,000	11,255	(E)	(227)	9/16/30	0.50% — Annually	3 month SEK-STIBOR-SIDE — Quarterly	(11,481)

	Total				$(160,125)				$(594,753)
(E)	Extended effective date.

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 7/31/20 (Unaudited)
Swap counterparty/ notional amount	Value	Upfront premium received (paid)	Termi- nation date	Payments received (paid) by fund	Total return received by or paid by fund	Unrealized appreciation/ (depreciation)
Bank of America N.A.
$29,702	$28,116	$—	1/12/41	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	$(1,169)
Barclays Bank PLC
154,857	154,681	—	1/12/40	4.50% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 4.50% 30 year Fannie Mae pools — Monthly	143
111,800	111,673	—	1/12/40	4.50% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 4.50% 30 year Fannie Mae pools — Monthly	104
3,395,392	3,394,450	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Fannie Mae pools — Monthly	6,676
177,028	176,880	—	1/12/40	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Fannie Mae pools — Monthly	250
25,931	25,997	—	1/12/39	(6.00%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.00% 30 year Fannie Mae pools — Monthly	(133)
672,493	674,561	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	(3,893)
15,617	14,645	—	1/12/43	(3.50%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	760
29,639	28,056	—	1/12/41	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(1,166)
10,143	9,607	—	1/12/42	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(395)
35,644	34,291	—	1/12/41	(5.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 5.00% 30 year Fannie Mae pools — Monthly	799
39,030	37,896	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 5.00% 30 year Ginnie Mae II pools — Monthly	(590)
16,494	16,015	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 5.00% 30 year Ginnie Mae II pools — Monthly	(250)
31,208	30,746	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	(59)
327	322	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	(1)
Citibank, N.A.
64,472	64,454	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Fannie Mae pools — Monthly	127
Credit Suisse International
39,398	36,951	—	1/12/45	3.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	(1,872)
22,736	21,425	—	1/12/44	3.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	(1,003)
6,323	5,930	—	1/12/43	3.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	(308)
46,890	45,025	—	1/12/45	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(1,150)
41,179	39,542	—	1/12/45	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(1,010)
59,342	56,172	—	1/12/41	(4.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	2,335
26,004	25,017	—	1/12/41	(5.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 5.00% 30 year Fannie Mae pools — Monthly	583
Goldman Sachs International
14,746	14,792	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	(85)
17,690	17,745	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	(102)
334,125	335,152	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	(1,934)
56,917	53,634	—	1/12/44	3.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	(2,512)
27,499	25,789	—	1/12/43	3.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	(1,339)
71,112	67,350	—	1/12/42	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(2,773)
40,869	39,243	—	1/12/45	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(1,002)
37,446	35,465	—	1/12/42	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(1,460)
25,182	23,849	—	1/12/42	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(982)
25,182	23,849	—	1/12/42	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(982)
42,883	41,255	—	1/12/41	(5.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 5.00% 30 year Fannie Mae pools — Monthly	962
11,395	11,096	—	1/12/39	6.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.00% 30 year Fannie Mae pools — Monthly	(152)
2,222	2,189	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	(4)
JPMorgan Chase Bank N.A.
42,883	41,255	—	1/12/41	(5.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 5.00% 30 year Fannie Mae pools — Monthly	962
JPMorgan Securities LLC
36,174	35,123	—	1/12/41	(5.00%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 5.00% 30 year Ginnie Mae II pools — Monthly	547
18,206	17,073	—	1/12/43	(3.50%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	886
79,653	75,060	—	1/12/44	(3.50%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	3,515
169,065	160,121	—	1/12/42	(4.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	6,593

Upfront premium received		—	Unrealized appreciation			25,242

Upfront premium (paid)		—	Unrealized (depreciation)			(26,326)

	Total	$—			Total	$(1,084)

CENTRALLY CLEARED TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 7/31/20 (Unaudited)
Notional amount		Value	Upfront premium received (paid)	Termi- nation date	Payments received (paid) by fund	Total return received by or paid by fund	Unrealized appreciation/ (depreciation)
EUR	894,000	$161,112	$—	7/15/37	1.71% — At maturity	Eurostat Eurozone HICP excluding tobacco — At maturity	$161,112
EUR	1,578,000	117,030	(56)	5/15/40	(.961%) — At maturity	Eurostat Eurozone HICP excluding tobacco — At maturity	116,974
EUR	3,160,000	101,742	(58)	5/15/30	(.655%) — At maturity	Eurostat Eurozone HICP excluding tobacco — At maturity	101,684
EUR	3,160,000	98,645	(58)	5/15/30	(.6625%) — At maturity	Eurostat Eurozone HICP excluding tobacco — At maturity	98,587
EUR	894,000	61,750	—	7/15/27	(1.40%) — At maturity	Eurostat Eurozone HICP excluding tobacco — At maturity	(61,750)
EUR	3,435,000	168,535	(40)	9/15/23	(1.4375%) — At maturity	Eurostat Eurozone HICP excluding tobacco — At maturity	(168,575)
EUR	3,435,000	169,352	(40)	9/15/23	(1.44125%) — At maturity	Eurostat Eurozone HICP excluding tobacco — At maturity	(169,392)
EUR	3,435,000	169,627	(41)	9/15/23	(1.4425%) — At maturity	Eurostat Eurozone HICP excluding tobacco — At maturity	(169,668)
EUR	3,435,000	169,898	(41)	9/15/23	(1.44375%) — At maturity	Eurostat Eurozone HICP excluding tobacco — At maturity	(169,939)
EUR	1,578,000	196,961	(74)	5/15/50	1.13% — At maturity	Eurostat Eurozone HICP excluding tobacco — At maturity	(197,035)
EUR	3,160,000	258,433	(112)	5/15/40	0.935% — At maturity	Eurostat Eurozone HICP excluding tobacco — At maturity	(258,545)
EUR	3,160,000	263,049	(112)	5/15/40	0.93% — At maturity	Eurostat Eurozone HICP excluding tobacco — At maturity	(263,161)
GBP	1,807,000	162,176	(39)	12/15/28	3.665% — At maturity	GBP Non-revised UK Retail Price Index — At maturity	162,138
GBP	2,319,000	84,796	(30)	11/15/24	3.385% — At maturity	GBP Non-revised UK Retail Price Index — At maturity	84,765
GBP	2,024,000	75,251	(48)	3/15/28	3.34% — At maturity	GBP Non-revised UK Retail Price Index — At maturity	75,204
GBP	1,409,000	67,936	(33)	3/15/28	3.4025% — At maturity	GBP Non-revised UK Retail Price Index — At maturity	67,903
GBP	1,084,000	44,300	(25)	2/15/28	3.34% — At maturity	GBP Non-revised UK Retail Price Index — At maturity	44,274
GBP	1,160,000	42,068	(15)	11/15/24	3.381% — At maturity	GBP Non-revised UK Retail Price Index — At maturity	42,053
GBP	1,160,000	39,241	—	12/15/24	3.42% — At maturity	GBP Non-revised UK Retail Price Index — At maturity	39,241
GBP	506,000	23,055	(12)	3/15/28	3.3875% — At maturity	GBP Non-revised UK Retail Price Index — At maturity	23,043
GBP	543,000	239,675	(29)	7/15/49	(3.4425%) — At maturity	GBP Non-revised UK Retail Price Index — At maturity	(239,703)
	$6,728,000	184,892	(68)	3/11/25	(0.77%) — At maturity	USA Non Revised Consumer Price Index- Urban (CPI-U) — At maturity	184,824
	1,682,000	76,825	(17)	3/18/25	(0.41%) — At maturity	USA Non Revised Consumer Price Index- Urban (CPI-U) — At maturity	76,808
	2,080,000	50,450	(21)	4/30/25	(0.835%) — At maturity	USA Non Revised Consumer Price Index- Urban (CPI-U) — At maturity	50,429
	2,080,000	48,626	(21)	5/1/25	(0.8525%) — At maturity	USA Non Revised Consumer Price Index- Urban (CPI-U) — At maturity	48,605
	1,660,000	27,158	(17)	6/15/25	(1.2125%) — At maturity	USA Non Revised Consumer Price Index- Urban (CPI-U) — At maturity	27,141
	1,676,000	21,463	—	6/9/25	(1.24%) — At maturity	USA Non Revised Consumer Price Index- Urban (CPI-U) — At maturity	21,463
	232,000	1,190	—	6/9/50	1.77% — At maturity	USA Non Revised Consumer Price Index- Urban (CPI-U) — At maturity	(1,190)
	219,000	9,251	(9)	6/15/50	1.6875% — At maturity	USA Non Revised Consumer Price Index- Urban (CPI-U) — At maturity	(9,260)
	1,669,000	29,725	(17)	11/29/24	(1.703%) — At maturity	USA Non Revised Consumer Price Index- Urban (CPI-U) — At maturity	(29,742)
	1,669,000	36,176	(17)	12/10/24	(1.7625%) — At maturity	USA Non Revised Consumer Price Index- Urban (CPI-U) — At maturity	(36,192)
	5,100,000	51,505	(86)	7/10/30	1.6625% — At maturity	USA Non Revised Consumer Price Index- Urban (CPI-U) — At maturity	(51,591)
	2,080,000	53,450	(35)	5/1/30	1.3475% — At maturity	USA Non Revised Consumer Price Index- Urban (CPI-U) — At maturity	(53,485)
	2,080,000	53,957	(35)	4/30/30	1.345% — At maturity	USA Non Revised Consumer Price Index- Urban (CPI-U) — At maturity	(53,992)
	3,337,000	61,080	(34)	11/21/24	(1.71%) — At maturity	USA Non Revised Consumer Price Index- Urban (CPI-U) — At maturity	(61,114)
	5,050,000	88,683	(85)	6/30/30	1.586% — At maturity	USA Non Revised Consumer Price Index- Urban (CPI-U) — At maturity	(88,768)
	1,682,000	114,455	(28)	3/18/30	0.95% — At maturity	USA Non Revised Consumer Price Index- Urban (CPI-U) — At maturity	(114,483)
	6,728,000	304,725	(113)	3/11/30	1.165% — At maturity	USA Non Revised Consumer Price Index- Urban (CPI-U) — At maturity	(304,837)

Total			$(1,466)				$(1,076,174)

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 7/31/20 (Unaudited)
	Swap counterparty/ referenced debt*	Rating***	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments received by fund	Unrealized appreciation/ (depreciation)
	Bank of America N.A.
	CMBX NA BBB-.6 Index	BB+/P	$2,666	$39,000	$12,691	5/11/63	300 bp — Monthly	$(10,002)
	CMBX NA BBB-.6 Index	BB+/P	5,303	88,000	28,635	5/11/63	300 bp — Monthly	(23,281)
	CMBX NA BBB-.6 Index	BB+/P	10,865	176,000	57,270	5/11/63	300 bp — Monthly	(46,302)
	Citigroup Global Markets, Inc.
	CMBX NA A.6 Index	A/P	3,643	31,000	3,680	5/11/63	200 bp — Monthly	(37)
	CMBX NA A.6 Index	A/P	9,574	69,000	8,190	5/11/63	200 bp — Monthly	1,410
	CMBX NA A.6 Index	A/P	16,080	96,000	11,395	5/11/63	200 bp — Monthly	4,722
	CMBX NA A.6 Index	A/P	15,901	103,000	12,226	5/11/63	200 bp — Monthly	3,715
	CMBX NA A.6 Index	A/P	23,293	154,000	18,280	5/11/63	200 bp — Monthly	5,073
	CMBX NA A.6 Index	A/P	30,246	171,000	20,298	5/11/63	200 bp — Monthly	10,014
	CMBX NA A.6 Index	A/P	79,634	479,000	56,857	5/11/63	200 bp — Monthly	22,963
	CMBX NA BB.11 Index	BB-/P	40,115	71,000	24,417	11/18/54	500 bp — Monthly	15,767
	CMBX NA BB.6 Index	B+/P	30,268	211,000	104,677	5/11/63	500 bp — Monthly	(74,204)
	CMBX NA BB.7 Index	BB-/P	15,922	312,000	132,974	1/17/47	500 bp — Monthly	(116,749)
	CMBX NA BBB-.6 Index	BB+/P	164,292	2,580,000	839,532	5/11/63	300 bp — Monthly	(673,717)
	Credit Suisse International
	CMBX NA A.6 Index	A/P	(287)	260,000	30,862	5/11/63	200 bp — Monthly	(31,048)
	CMBX NA BB.7 Index	BB-/P	8,159	61,000	25,998	1/17/47	500 bp — Monthly	(17,779)
	CMBX NA BBB-.6 Index	BB+/P	257,363	2,739,000	891,271	5/11/63	300 bp — Monthly	(632,310)
	Goldman Sachs International
	CMBX NA A.6 Index	A/P	3,444	29,000	3,442	5/11/63	200 bp — Monthly	13
	CMBX NA A.6 Index	A/P	(19)	32,000	3,798	5/11/63	200 bp — Monthly	(3,805)
	CMBX NA A.6 Index	A/P	6,903	47,000	5,579	5/11/63	200 bp — Monthly	1,343
	CMBX NA A.6 Index	A/P	3,460	68,000	8,072	5/11/63	200 bp — Monthly	(4,585)
	CMBX NA A.6 Index	A/P	1,597	69,000	8,190	5/11/63	200 bp — Monthly	(6,566)
	CMBX NA A.6 Index	A/P	5,845	89,000	10,564	5/11/63	200 bp — Monthly	(4,685)
	CMBX NA A.6 Index	A/P	13,485	93,000	11,039	5/11/63	200 bp — Monthly	2,482
	CMBX NA A.6 Index	A/P	12,833	118,000	14,007	5/11/63	200 bp — Monthly	(1,128)
	CMBX NA A.6 Index	A/P	3,656	120,000	14,244	5/11/63	200 bp — Monthly	(10,541)
	CMBX NA A.6 Index	A/P	6,429	127,000	15,075	5/11/63	200 bp — Monthly	(8,597)
	CMBX NA A.6 Index	A/P	7,706	138,000	16,381	5/11/63	200 bp — Monthly	(8,621)
	CMBX NA A.6 Index	A/P	17,089	147,000	17,449	5/11/63	200 bp — Monthly	(303)
	CMBX NA A.6 Index	A/P	9,238	187,000	22,197	5/11/63	200 bp — Monthly	(12,886)
	CMBX NA A.6 Index	A/P	9,804	199,000	23,621	5/11/63	200 bp — Monthly	(13,740)
	CMBX NA A.6 Index	A/P	12,002	233,000	27,657	5/11/63	200 bp — Monthly	(15,564)
	CMBX NA A.6 Index	A/P	27,891	238,000	28,251	5/11/63	200 bp — Monthly	(267)
	CMBX NA A.6 Index	A/P	8,165	264,000	31,337	5/11/63	200 bp — Monthly	(23,069)
	CMBX NA A.6 Index	A/P	9,631	307,000	36,441	5/11/63	200 bp — Monthly	(26,690)
	CMBX NA A.6 Index	A/P	17,515	346,000	41,070	5/11/63	200 bp — Monthly	(23,421)
	CMBX NA A.6 Index	A/P	18,006	346,000	41,070	5/11/63	200 bp — Monthly	(22,930)
	CMBX NA BBB-.6 Index	BB+/P	1,407	13,000	4,230	5/11/63	300 bp — Monthly	(2,815)
	CMBX NA BBB-.6 Index	BB+/P	1,906	14,000	4,556	5/11/63	300 bp — Monthly	(2,642)
	CMBX NA BBB-.6 Index	BB+/P	2,976	27,000	8,786	5/11/63	300 bp — Monthly	(5,794)
	CMBX NA BBB-.6 Index	BB+/P	4,248	38,000	12,365	5/11/63	300 bp — Monthly	(8,095)
	CMBX NA BBB-.6 Index	BB+/P	4,273	54,000	17,572	5/11/63	300 bp — Monthly	(13,267)
	CMBX NA BBB-.6 Index	BB+/P	7,899	73,000	23,754	5/11/63	300 bp — Monthly	(15,813)
	CMBX NA BBB-.6 Index	BB+/P	7,929	73,000	23,754	5/11/63	300 bp — Monthly	(15,782)
	CMBX NA BBB-.6 Index	BB+/P	11,382	97,000	31,564	5/11/63	300 bp — Monthly	(20,125)
	CMBX NA BBB-.6 Index	BB+/P	17,898	147,000	47,834	5/11/63	300 bp — Monthly	(29,850)
	CMBX NA BBB-.6 Index	BB+/P	10,491	154,000	50,112	5/11/63	300 bp — Monthly	(39,530)
	CMBX NA BBB-.6 Index	BB+/P	48,302	515,000	167,581	5/11/63	300 bp — Monthly	(118,979)
	CMBX NA BBB-.6 Index	BB+/P	46,305	616,000	200,446	5/11/63	300 bp — Monthly	(153,782)
	JPMorgan Securities LLC
	CMBX NA A.6 Index	A/P	8,680	62,000	7,359	5/11/63	200 bp — Monthly	1,345
	CMBX NA A.6 Index	A/P	60,201	463,000	54,958	5/11/63	200 bp — Monthly	5,423
	CMBX NA BB.10 Index	BB-/P	6,419	80,000	33,616	5/11/63	500 bp — Monthly	(27,119)
	CMBX NA BB.6 Index	B+/P	51,480	100,000	49,610	5/11/63	500 bp — Monthly	1,967
	CMBX NA BBB-.6 Index	BB+/P	178,394	558,000	181,573	5/11/63	300 bp — Monthly	(2,854)
	CMBX NA BBB-.7 Index	BBB-/P	10,799	46,000	10,056	1/17/47	300 bp — Monthly	770
	Merrill Lynch International
	CMBX NA BBB-.6 Index	BB+/P	3,737	49,000	15,945	5/11/63	300 bp — Monthly	(12,179)
	CMBX NA BBB-.6 Index	BB+/P	6,786	75,000	24,405	5/11/63	300 bp — Monthly	(17,576)
	CMBX NA BBB-.6 Index	BB+/P	56,700	635,000	206,629	5/11/63	300 bp — Monthly	(149,559)
	Morgan Stanley & Co. International PLC
	CMBX NA A.6 Index	A/P	8,000	80,000	9,496	5/11/63	200 bp — Monthly	(1,465)
	CMBX NA A.6 Index	A/P	15,313	98,000	11,633	5/11/63	200 bp — Monthly	3,718
	CMBX NA A.6 Index	A/P	(1,427)	186,000	22,078	5/11/63	200 bp — Monthly	(23,433)
	CMBX NA A.6 Index	A/P	19,900	199,000	23,621	5/11/63	200 bp — Monthly	(3,644)
	CMBX NA A.6 Index	A/P	35,805	231,000	27,420	5/11/63	200 bp — Monthly	8,475
	CMBX NA BB.6 Index	B+/P	11,787	48,000	23,813	5/11/63	500 bp — Monthly	(11,979)
	CMBX NA BB.6 Index	B+/P	23,902	97,000	48,122	5/11/63	500 bp — Monthly	(24,126)
	CMBX NA BBB-.6 Index	BB+/P	95,861	1,447,000	470,854	5/11/63	300 bp — Monthly	(374,147)

Upfront premium received			1,666,803		Unrealized appreciation			89,200

Upfront premium (paid)			(1,733)		Unrealized (depreciation)			(2,887,382)

	Total		$1,665,070				Total	$(2,798,182)
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.
***	Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at July 31, 2020. Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor’s classifications.

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 7/31/20 (Unaudited)
	Swap counterparty/ referenced debt*	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments (paid) by fund	Unrealized appreciation/ (depreciation)
	Citigroup Global Markets, Inc.
	CMBX NA BB.10 Index	$(3,861)	$37,000	$15,547	11/17/59	(500 bp) — Monthly	$11,650
	CMBX NA BB.10 Index	(3,399)	31,000	13,026	11/17/59	(500 bp) — Monthly	9,597
	CMBX NA BB.11 Index	(8,232)	114,000	39,205	11/18/54	(500 bp) — Monthly	30,862
	CMBX NA BB.11 Index	(14,511)	112,000	38,517	11/18/54	(500 bp) — Monthly	23,897
	CMBX NA BB.11 Index	(3,582)	38,000	13,068	11/18/54	(500 bp) — Monthly	9,449
	CMBX NA BB.11 Index	(1,650)	24,000	8,254	11/18/54	(500 bp) — Monthly	6,580
	CMBX NA BB.11 Index	(830)	16,000	5,502	11/18/54	(500 bp) — Monthly	4,657
	CMBX NA BB.11 Index	(816)	16,000	5,502	11/18/54	(500 bp) — Monthly	4,671
	CMBX NA BB.12 Index	(1,030)	12,000	3,866	8/17/61	(500 bp) — Monthly	2,825
	CMBX NA BB.8 Index	(6,581)	53,000	26,113	10/17/57	(500 bp) — Monthly	19,481
	CMBX NA BB.8 Index	(527)	3,000	1,478	10/17/57	(500 bp) — Monthly	948
	CMBX NA BB.9 Index	(23,844)	231,000	95,981	9/17/58	(500 bp) — Monthly	71,912
	CMBX NA BB.9 Index	(6,581)	102,000	42,381	9/17/58	(500 bp) — Monthly	35,701
	CMBX NA BB.9 Index	(5,162)	80,000	33,240	9/17/58	(500 bp) — Monthly	28,001
	CMBX NA BB.9 Index	(906)	25,000	10,388	9/17/58	(500 bp) — Monthly	9,457
	CMBX NA BB.9 Index	(707)	18,000	7,479	9/17/58	(500 bp) — Monthly	6,755
	CMBX NA BB.9 Index	(645)	16,000	6,648	9/17/58	(500 bp) — Monthly	5,987
	CMBX NA BBB-.10 Index	(48,562)	163,000	27,303	11/17/59	(300 bp) — Monthly	(21,354)
	CMBX NA BBB-.11 Index	(28,486)	89,000	14,267	11/18/54	(300 bp) — Monthly	(14,272)
	CMBX NA BBB-.11 Index	(26,571)	81,000	12,984	11/18/54	(300 bp) — Monthly	(13,634)
	CMBX NA BBB-.11 Index	(17,659)	54,000	8,656	11/18/54	(300 bp) — Monthly	(9,035)
	CMBX NA BBB-.11 Index	(14,745)	46,000	7,374	11/18/54	(300 bp) — Monthly	(7,398)
	CMBX NA BBB-.11 Index	(13,070)	40,000	6,412	11/18/54	(300 bp) — Monthly	(6,681)
	CMBX NA BBB-.11 Index	(3,620)	18,000	2,885	11/18/54	(300 bp) — Monthly	(745)
	CMBX NA BBB-.12 Index	(48,571)	138,000	22,177	8/17/61	(300 bp) — Monthly	(26,475)
	CMBX NA BBB-.12 Index	(38,795)	123,000	19,766	8/17/61	(300 bp) — Monthly	(19,101)
	CMBX NA BBB-.12 Index	(42,020)	123,000	19,766	8/17/61	(300 bp) — Monthly	(22,326)
	CMBX NA BBB-.12 Index	(31,283)	90,000	14,463	8/17/61	(300 bp) — Monthly	(16,873)
	CMBX NA BBB-.12 Index	(28,068)	84,000	13,499	8/17/61	(300 bp) — Monthly	(14,618)
	CMBX NA BBB-.12 Index	(8,469)	50,000	8,035	8/17/61	(300 bp) — Monthly	(463)
	CMBX NA BBB-.12 Index	(15,365)	46,000	7,392	8/17/61	(300 bp) — Monthly	(7,999)
	CMBX NA BBB-.12 Index	(7,610)	40,000	6,428	8/17/61	(300 bp) — Monthly	(1,205)
	CMBX NA BBB-.9 Index	(10,410)	44,000	8,826	9/17/58	(300 bp) — Monthly	(1,609)
	Credit Suisse International
	CMBX NA BB.10 Index	(10,274)	77,000	32,355	11/17/59	(500 bp) — Monthly	22,007
	CMBX NA BB.10 Index	(9,157)	77,000	32,355	11/17/59	(500 bp) — Monthly	23,124
	CMBX NA BB.10 Index	(5,096)	41,000	17,228	11/17/59	(500 bp) — Monthly	12,092
	CMBX NA BB.7 Index	(8,049)	456,000	226,222	5/11/63	(500 bp) — Monthly	217,730
	CMBX NA BB.7 Index	(29,146)	158,000	67,340	1/17/47	(500 bp) — Monthly	38,040
	CMBX NA BB.7 Index	(2,467)	15,000	6,393	1/17/47	(500 bp) — Monthly	3,911
	CMBX NA BB.8 Index	(1,051)	6,000	2,956	10/17/57	(500 bp) — Monthly	1,899
	CMBX NA BB.9 Index	(27,568)	275,000	114,263	9/17/58	(500 bp) — Monthly	86,427
	Goldman Sachs International
	CMBX NA BB.7 Index	(6,053)	40,000	17,048	1/17/47	(500 bp) — Monthly	10,956
	CMBX NA BB.12 Index	(10,252)	28,000	9,022	8/17/61	(500 bp) — Monthly	(1,258)
	CMBX NA BB.7 Index	(45,077)	222,000	94,616	1/17/47	(500 bp) — Monthly	49,324
	CMBX NA BB.7 Index	(16,057)	98,000	41,768	1/17/47	(500 bp) — Monthly	25,616
	CMBX NA BB.8 Index	(2,266)	20,000	9,854	10/17/57	(500 bp) — Monthly	7,569
	CMBX NA BB.9 Index	(3,233)	30,000	12,465	9/17/58	(500 bp) — Monthly	9,203
	CMBX NA BB.9 Index	(583)	15,000	6,233	9/17/58	(500 bp) — Monthly	5,635
	CMBX NA BB.9 Index	(595)	5,000	2,078	9/17/58	(500 bp) — Monthly	1,478
	CMBX NA BB.9 Index	(602)	5,000	2,078	9/17/58	(500 bp) — Monthly	1,471
	CMBX NA BB.9 Index	(313)	3,000	1,247	9/17/58	(500 bp) — Monthly	931
	CMBX NA BB.9 Index	(478)	3,000	1,247	9/17/58	(500 bp) — Monthly	766
	CMBX NA BB.9 Index	(319)	2,000	831	9/17/58	(500 bp) — Monthly	510
	CMBX NA BB.9 Index	(320)	2,000	831	9/17/58	(500 bp) — Monthly	509
	CMBX NA BB.9 Index	(319)	2,000	831	9/17/58	(500 bp) — Monthly	510
	CMBX NA BB.9 Index	(158)	1,000	416	9/17/58	(500 bp) — Monthly	257
	CMBX NA BBB-.12 Index	(22,965)	68,000	10,928	8/17/61	(300 bp) — Monthly	(12,077)
	CMBX NA BBB-.6 Index	(3,452)	69,000	22,453	5/11/63	(300 bp) — Monthly	18,960
	JPMorgan Securities LLC
	CMBX NA BB.11 Index	(183,795)	337,000	115,894	11/18/54	(500 bp) — Monthly	(68,228)
	CMBX NA BB.12 Index	(51,626)	94,000	30,287	8/17/61	(500 bp) — Monthly	(21,431)
	CMBX NA BB.17 Index	(13,221)	27,000	11,507	1/17/47	(500 bp) — Monthly	(1,740)
	CMBX NA BB.9 Index	(48,432)	98,000	40,719	9/17/58	(500 bp) — Monthly	(7,808)
	CMBX NA BBB-.10 Index	(17,466)	62,000	10,385	11/17/59	(300 bp) — Monthly	(7,117)
	CMBX NA BBB-.10 Index	(15,790)	53,000	8,878	11/17/59	(300 bp) — Monthly	(6,943)
	CMBX NA BBB-.11 Index	(27,416)	136,000	21,801	11/18/54	(300 bp) — Monthly	(5,694)
	CMBX NA BBB-.11 Index	(24,830)	79,000	12,664	11/18/54	(300 bp) — Monthly	(12,212)
	CMBX NA BBB-.11 Index	(25,468)	79,000	12,664	11/18/54	(300 bp) — Monthly	(12,851)
	CMBX NA BBB-.11 Index	(12,572)	40,000	6,412	11/18/54	(300 bp) — Monthly	(6,183)
	CMBX NA BBB-.11 Index	(12,554)	40,000	6,412	11/18/54	(300 bp) — Monthly	(6,166)
	CMBX NA BBB-.12 Index	(16,590)	50,000	8,035	8/17/61	(300 bp) — Monthly	(8,584)
	CMBX NA BBB-.12 Index	(9,779)	28,000	4,500	8/17/61	(300 bp) — Monthly	(5,295)
	Merrill Lynch International
	CMBX NA BB.10 Index	(4,211)	74,000	31,095	11/17/59	(500 bp) — Monthly	26,812
	CMBX NA BB.11 Index	(62,274)	126,000	43,331	11/18/54	(500 bp) — Monthly	(19,065)
	CMBX NA BB.7 Index	(5,378)	31,000	13,212	1/17/47	(500 bp) — Monthly	7,804
	CMBX NA BB.9 Index	(9,700)	249,000	103,460	9/17/58	(500 bp) — Monthly	93,517
	CMBX NA BBB-.7 Index	(1,311)	16,000	3,498	1/17/47	(300 bp) — Monthly	2,177
	CMBX NA BBB-.9 Index	(7,225)	39,000	7,823	9/17/58	(300 bp) — Monthly	576
	CMBX NA BBB-.9 Index	(7,225)	39,000	7,823	9/17/58	(300 bp) — Monthly	576
	Morgan Stanley & Co. International PLC
	CMBX NA BB.10 Index	(3,880)	37,000	15,547	11/17/59	(500 bp) — Monthly	11,631
	CMBX NA BB.11 Index	(5,991)	61,000	20,978	11/18/54	(500 bp) — Monthly	14,928
	CMBX NA BB.11 Index	(2,478)	26,000	8,941	11/18/54	(500 bp) — Monthly	6,439
	CMBX NA BB.12 Index	(2,502)	35,000	11,277	8/17/61	(500 bp) — Monthly	8,741
	CMBX NA BB.12 Index	(19,800)	33,000	10,633	8/17/61	(500 bp) — Monthly	(9,199)
	CMBX NA BB.12 Index	(1,825)	25,000	8,055	8/17/61	(500 bp) — Monthly	6,205
	CMBX NA BB.12 Index	(1,552)	22,000	7,088	8/17/61	(500 bp) — Monthly	5,515
	CMBX NA BB.12 Index	(1,144)	14,000	4,511	9/17/58	(500 bp) — Monthly	3,354
	CMBX NA BB.7 Index	(12,267)	61,000	25,998	1/17/47	(500 bp) — Monthly	13,671
	CMBX NA BB.7 Index	(4,844)	24,000	10,229	1/17/47	(500 bp) — Monthly	5,362
	CMBX NA BB.7 Index	(3,471)	18,000	7,672	1/17/47	(500 bp) — Monthly	4,183
	CMBX NA BB.9 Index	(4,059)	66,000	27,423	9/17/58	(500 bp) — Monthly	23,299
	CMBX NA BB.9 Index	(4,013)	66,000	27,423	9/17/58	(500 bp) — Monthly	23,346
	CMBX NA BB.9 Index	(3,385)	55,000	22,853	9/17/58	(500 bp) — Monthly	19,414
	CMBX NA BB.9 Index	(3,982)	53,000	22,022	9/17/58	(500 bp) — Monthly	17,988
	CMBX NA BB.9 Index	(3,592)	42,000	17,451	9/17/58	(500 bp) — Monthly	13,818
	CMBX NA BB.9 Index	(3,693)	42,000	17,451	9/17/58	(500 bp) — Monthly	13,718
	CMBX NA BB.9 Index	(1,685)	34,000	14,127	9/17/58	(500 bp) — Monthly	12,409
	CMBX NA BB.9 Index	(1,674)	31,000	12,881	9/17/58	(500 bp) — Monthly	11,176
	CMBX NA BB.9 Index	(508)	13,000	5,402	9/17/58	(500 bp) — Monthly	4,881
	CMBX NA BB.9 Index	(1,334)	11,000	4,571	9/17/58	(500 bp) — Monthly	3,226
	CMBX NA BB.9 Index	(1,504)	10,000	4,155	9/17/58	(500 bp) — Monthly	2,641
	CMBX NA BB.9 Index	(606)	5,000	2,078	9/17/58	(500 bp) — Monthly	1,466
	CMBX NA BBB-.11 Index	(27,206)	85,000	13,626	11/18/54	(300 bp) — Monthly	(13,630)
	CMBX NA BBB-.11 Index	(27,206)	85,000	13,626	11/18/54	(300 bp) — Monthly	(13,630)
	CMBX NA BBB-.11 Index	(25,003)	79,000	12,664	11/18/54	(300 bp) — Monthly	(12,386)
	CMBX NA BBB-.11 Index	(24,638)	78,000	12,503	11/18/54	(300 bp) — Monthly	(12,180)
	CMBX NA BBB-.11 Index	(12,484)	40,000	6,412	11/18/54	(300 bp) — Monthly	(6,095)
	CMBX NA BBB-.11 Index	(2,212)	11,000	1,763	11/18/54	(300 bp) — Monthly	(455)
	CMBX NA BBB-.12 Index	(9,062)	44,000	7,071	8/17/61	(300 bp) — Monthly	(2,016)
	CMBX NA BBB-.12 Index	(13,293)	40,000	6,428	8/17/61	(300 bp) — Monthly	(6,889)
	CMBX NA BBB-.12 Index	(4,517)	24,000	3,857	8/17/61	(300 bp) — Monthly	(674)
	CMBX NA BBB-.7 Index	(41)	1,000	219	1/17/47	(300 bp) — Monthly	177
	CMBX NA BBB-.9 Index	(3,681)	24,000	4,814	9/17/58	(300 bp) — Monthly	1,113

Upfront premium received		—			Unrealized appreciation		1,181,518

	Upfront premium (paid)	(1,468,013)			Unrealized (depreciation)		(463,594)

	Total	$(1,468,013)				Total	$717,924
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

Key to holding's currency abbreviations
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
CNY	Chinese Yuan
CZK	Czech Koruna
DKK	Danish Krone
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
SEK	Swedish Krona
THB	Thai Baht
USD / $	United States Dollar
ZAR	South African Rand
Key to holding's abbreviations
BKNT	Bank Note
bp	Basis Points
EMTN	Euro Medium Term Notes
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
FRN	Floating Rate Notes: the rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor.
IO	Interest Only
MTN	Medium Term Notes
PO	Principal Only
REGS	Securities sold under Regulation S may not be offered, sold or delivered within the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
TBA	To Be Announced Commitments
Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from November 1, 2019 through July 31, 2020 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $252,257,976.
(NON)	This security is non-income-producing.
(AFF)	Affiliated company. For investments in Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 10/31/19	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 7/31/20
Short-term investments
	Putnam Short Term Investment Fund**	$24,031,675	$59,317,531	$71,941,776	$186,741	$11,407,430

	Total Short-term investments	$24,031,675	$59,317,531	$71,941,776	$186,741	$11,407,430
** Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period. Collateral at period end totaled $772,895.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period. Collateral at period end totaled $2,009,725.
(SEGCCS)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on the initial margin on certain centrally cleared derivative contracts at the close of the reporting period. Collateral at period end totaled $3,587,520.
(FWC)	Forward commitment, in part or in entirety.
(i)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts.
(P)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts and TBA commitments. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(R)	Real Estate Investment Trust.
(WAC)	The rate shown represents the weighted average coupon associated with the underlying mortgage pools. Rates may be subject to a cap or floor.
At the close of the reporting period, the fund maintained liquid assets totaling $112,866,479 to cover certain derivative contracts, delayed delivery securities and the settlement of certain securities.
Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.
DIVERSIFICATION BY COUNTRY⌂
Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):
	United States	74.9%
	Japan	6.4
	France	2.5
	Italy	1.9
	Canada	1.7
	United Kingdom	1.6
	Spain	1.5
	Supra-Nation	1.1
	Switzerland	0.8
	Mexico	0.6
	Australia	0.5
	Belgium	0.5
	Uruguay	0.5
	Other	5.5

	Total	100.0%
⌂ Methodology differs from that used for purposes of complying with the fund’s policy regarding investments in securities of foreign issuers, as discussed further in the fund’s prospectus.
Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.
Options contracts: The fund used options contracts to hedge duration and convexity, to isolate prepayment risk and to manage downside risks.
The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.
Exchange-traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers.
Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap options contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.
For the fund's average contract amount on options contracts, see the appropriate table at the end of these footnotes.
Futures contracts: The fund used futures contracts for hedging treasury term structure risk and for yield curve positioning.
The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as“variation margin”.
For the fund's average number of futures contracts, see the appropriate table at the end of these footnotes.
Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used for hedging currency exposures and to gain exposure to currencies.
The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
Interest rate swap contracts: The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, for hedging term structure risk, for yield curve positioning and for gaining exposure to rates in various countries.
An OTC and centrally cleared interest rate swap can be purchased or sold with an upfront premium. For OTC interest rate swap contracts, an upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the reset date or the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.
The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
For the fund's average notional amount on interest rate swap contracts, see the appropriate table at the end of these footnotes.
Total return swap contracts: The fund entered into OTC and/or centrally cleared total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, to hedge sector exposure, for gaining exposure to specific sectors, for hedging inflation and for gaining exposure to inflation.
To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC and/or centrally cleared total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market maker. Any change is recorded as an unrealized gain or loss on OTC total return swaps. Daily fluctuations in the value of centrally cleared total return swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC and/or centrally cleared total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC total return swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared total return swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared total return swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
For the fund's average notional amount on total return swap contracts, see the appropriate table at the end of these footnotes.
Credit default contracts: The fund entered into OTC and/or centrally cleared credit default contracts to hedge credit risk, for gaining liquid exposure to individual names, to hedge market risk and for gaining exposure to specific sectors.
In OTC and centrally cleared credit default contracts, the protection buyer typically makes a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties, including upfront premiums, are settled through a central clearing agent through variation margin payments. Upfront and periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the reset date or close of the contract. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and fair value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.
In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.
For the fund's average notional amount on credit default contracts, see the appropriate table at the end of these footnotes.
TBA commitments: The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price and par amount have been established, the actual securities have not been specified. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.
The fund may also enter into TBA sale commitments to hedge its portfolio positions to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, either equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction, or other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.
TBA commitments, which are accounted for as purchase and sale transactions, may be considered securities themselves, and involve a risk of loss due to changes in the value of the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform its obligations. Counterparty risk is mitigated by having a master agreement between the fund and the counterparty.
Unsettled TBA commitments are valued at their fair value according to the procedures described under "Security valuation" above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. Based on market circumstances, Putnam Management will determine whether to take delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund's portfolio.
Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
At the close of the reporting period, the fund had a net liability position of $2,204,203 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $2,009,725 and may include amounts related to unsettled agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Asset-backed securities	$—	$7,481,599	$—
Corporate bonds and notes	—	72,124,121	—
Foreign government and agency bonds and notes	—	86,872,373	—
Mortgage-backed securities	—	64,477,595	—
Purchased options outstanding	—	2,092,734	—
Purchased swap options outstanding	—	4,164,674	—
U.S. government and agency mortgage obligations	—	160,485,154	—
U.S. treasury obligations	—	132,679	—
Short-term investments	13,834,430	6,874,122	—

Totals by level	$13,834,430	$404,705,051	$—
	Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3
Forward currency contracts	$—	$(637,384)	$—
Futures contracts	555,094	—	—
Written options outstanding	—	(1,372,426)	—
Written swap options outstanding	—	(3,649,806)	—
Forward premium swap option contracts	—	1,618,742	—
TBA sale commitments	—	(73,535,234)	—
Interest rate swap contracts	—	(333,199)	—
Total return swap contracts	—	(1,075,792)	—
Credit default contracts	—	(2,277,315)	—

Totals by level	$555,094	$(81,262,414)	$—
The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Purchased TBA commitment option contracts (contract amount)	$43,700,000
Purchased currency option contracts (contract amount)	$86,000,000
Purchased swap option contracts (contract amount)	$144,800,000
Written TBA commitment option contracts (contract amount)	$51,500,000
Written currency option contracts (contract amount)	$83,000,000
Written swap option contracts (contract amount)	$94,400,000
Futures contracts (number of contracts)	400
Forward currency contracts (contract amount)	$229,300,000
OTC interest rate swap contracts (notional)	$6,400,000
Centrally cleared interest rate swap contracts (notional)	$413,800,000
OTC total return swap contracts (notional)	$6,800,000
Centrally cleared total return swap contracts (notional)	$67,300,000
OTC credit default contracts (notional)	$22,000,000
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com